        As filed with the Securities and Exchange Commission on October 27, 1995

                                                       Registration No. 33-57986
     --------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      ---------
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [   ]

                               Pre-Effective Amendment No.  _____          [   ]

                               Post-Effective Amendment No. __9__          [ X ]

                                       and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                               Amendment No. _10_                          [ X ]
                          (Check appropriate box or boxes.)

                                HERITAGE SERIES TRUST
                  (Exact name of Registrant as specified in charter)

                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                 (Address of Principal Executive Office) (Zip Code)

          Registrant's Telephone Number, including Area Code: (813) 573-3800

                             STEPHEN G. HILL, PRESIDENT
                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                       (Name and Address of Agent for Service)

                                       Copy to:
                             CLIFFORD J. ALEXANDER, ESQ.
                             Kirkpatrick & Lockhart LLP
                                 1800 M Street, N.W.
                               Washington, D.C.  20036

     It is proposed that this filing will become effective on December 26, 1995 pursuant to paragraph (a)(1) of Rule 485.

     Registrant has filed a notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on or about December 21, 1994.


                                 Page 1 of ____ Pages
                          Exhibit Index Appears on Page____

                                HERITAGE SERIES TRUST

                          CONTENTS OF REGISTRATION STATEMENT


     This registration document is comprised of the following:

                      Cover Sheet

                      Contents of Registration Statement

                      Cross Reference Sheet

                      Prospectus - Eagle International Equity Portfolio Class A and Class C Shares

                      Statement of Additional Information - Eagle International Equity Portfolio Class A and Class C Shares

                      Part C of Form N-1A

                      Signature Page

                      Exhibits

                                HERITAGE SERIES TRUST

                           FORM N-1A CROSS-REFERENCE SHEET


     PART A ITEM NO.                            PROSPECTUS CAPTION
     ---------------                            ------------------

     1.       Cover Page                        Cover Page

     2.       Synopsis                          About the Trust and the
                                                Portfolio;    Total    Portfolio
                                                Expenses; Differences  Between A
                                                Shares and C Shares

     3.       Condensed Financial               Financial Highlights
              Information

     4.       General Description of            Cover Page; About  the Trust and
              Registrant                        Portfolio; Investment
                                                Objective, Policies and Risk
                                                Factors

     5.       Management of the Fund            Management of the Portfolio;
                                                Expenses of the Portfolio

     5A.      Management's Discussion           Inapplicable
              of Fund Performance

     6.       Capital Stock and Other           Cover Page; About the Trust and
              Securities                        Portfolio;    Total    Portfolio
                                                Expenses; Differences  Between A
                                                Shares  and C  Shares; Dividends
                                                and  Distributions; Distribution
                                                Plans;     Taxes;    Shareholder
                                                Information

     7.       Purchase of Securities Being      Net  Asset  Value;  How  to  Buy
              Offered                           S h a r e s ;      M i n i m u m
                                                Investment     Required/Accounts
                                                with  Low  Balances;  Investment
                                                Programs;  Alternative  Purchase
                                                Plans; What A  Shares Will Cost;
                                                What   C   Shares   Will   Cost;
                                                Distribution Plans

     8.       Redemption or Repurchase          How to Redeem Shares; Receiving
                                                Payment;   Exchange   Privilege;
                                                Differences Between A Shares and
                                                C  Shares;  What  C  Shares Will
                                                Cost

     9.       Pending Legal Proceedings         Inapplicable

                                                STATEMENT OF ADDITIONAL
     PART B ITEM NO.                              INFORMATION CAPTION
     ---------------                            -----------------------

     10.      Cover Page                        Cover Page

     11.      Table of Contents                 Table of Contents

     12.      General Information and           General Information
              History

     13.      Investment Objectives and         Investment Objective and
              Policies                          Policies   of   the   Portfolio;
                                                Investment Limitations

     14.      Management of the Fund            Portfolio   Information-Trustees
                                                and Officers

     15.      Control Persons and               Inapplicable
              Principal Holders of
              Securities

     16.      Investment Advisory and           Portfolio Information-Investment
              Other Services                    Adviser;   Subadviser;  Advisory
                                                Fee; State  Expense Limitations;
                                                Distribution   of   Shares   and
                                                Administration of the Portfolio

     17.      Brokerage Allocation              Portfolio  Information-Brokerage
              and Other Practices               Practices

     18.      Capital Stock and Other           Inapplicable
              Securities

     19.      Purchase, Redemption and          Net  Asset  Value; Investing  in
              Pricing of Securities             the Portfolio;  Redeeming Shares
              Being Offered

     20.      Tax Status                        Taxes

     21.      Underwriters                      Portfolio           Information-
                                                Distribution of Shares

     22.      Calculation of                    Performance Information
              Performance Data

     23.      Financial Statements              Inapplicable

     PART C
     ------

              Information required to  be included in Part C  is set forth under
     the  appropriate  item,   so  numbered  in  Part  C  of  this  Registration
     Statement.

                                       HERITAGE
                                _____________________
                                    Series Trust
                                ---------------------

                         EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         ------------------------------------

          Heritage Series  Trust  is  a  mutual  fund  offering  its  shares  in separate investment portfolios. This Prospectus relates to the Eagle International Equity Portfolio (the "Portfolio"). The Portfolio primarily seeks capital appreciation principally through investment in an international portfolio of equity securities. Income is an incidental consideration. The Portfolio invests primarily in equity securities of companies whose principal activities are outside the United States. The Portfolio offers multiple classes of shares designed to meet the needs of different groups of investors. This Prospectus relates solely to the Class A shares (sold subject to a front-end sales load) and Class C shares (sold subject to a contingent deferred sales load).

          This Prospectus contains information that should be read before investing in the Portfolio's Class A and Class C shares and should be kept for future reference. A Statement of Additional Information relating to the Portfolio's Class A and Class C shares dated December __, 1995 has been filed with the Securities and Exchange Commission, and is incorporated by reference in this Prospectus. A copy of the Statement of Additional Information is available free of charge and shareholder inquiries can be made by writing to Heritage Asset Management, Inc. or by calling (800) 421-4184.

     PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
                  SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE
                   SECURITIES COMMISSION NOR HAS THE SECURITIES AND
                     EXCHANGE COMMISSION OR ANY STATE SECURITIES
                       COMMISSION PASSED UPON THE ACCURACY OR
                           ADEQUACY OF THIS PROSPECTUS. ANY
                           REPRESENTATION TO THE CONTRARY
                                IS A CRIMINAL OFFENSE.

                                       HERITAGE
                      _________________________________________
                                ASSET MANAGEMENT, INC.
                                ----------------------
                          Registered Investment Advisor-SEC

                                880 Carillon Parkway
                            St. Petersburg, Florida  33716
                                    (800) 421-4184

                          Prospectus Dated December __, 1995

     Table of Contents
     =========================================================================
     GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .     1
          About the Trust and the Portfolio  . . . . . . . . . . . . . . .     1
          Total Portfolio Expenses   . . . . . . . . . . . . . . . . . . .     1
          Financial Highlights   . . . . . . . . . . . . . . . . . . . . .     2
          Differences Between A Shares and C Shares  . . . . . . . . . . .     2
          Investment Objective, Policies and Risk Factors  . . . . . . . .     3
          Net Asset Value  . . . . . . . . . . . . . . . . . . . . . . . .     8
          Performance Information  . . . . . . . . . . . . . . . . . . . .     8

     INVESTING IN THE PORTFOLIO  . . . . . . . . . . . . . . . . . . . . .     9
          How to Buy Shares  . . . . . . . . . . . . . . . . . . . . . . .     9
          Minimum Investment Required/Accounts with Low Balances   . . . .    10
          Investment Programs  . . . . . . . . . . . . . . . . . . . . . .    10
          Alternative Purchase Plans   . . . . . . . . . . . . . . . . . .    11
          What A Shares Will Cost  . . . . . . . . . . . . . . . . . . . .    12
          What C Shares Will Cost  . . . . . . . . . . . . . . . . . . . .    14
          How to Redeem Shares   . . . . . . . . . . . . . . . . . . . . .    15
          Receiving Payment  . . . . . . . . . . . . . . . . . . . . . . .    16
          Exchange Privilege   . . . . . . . . . . . . . . . . . . . . . .    17

     MANAGEMENT OF THE PORTFOLIO . . . . . . . . . . . . . . . . . . . . .    18

     SHAREHOLDER AND ACCOUNT POLICIES  . . . . . . . . . . . . . . . . . .    19
          Dividends and Other Distributions  . . . . . . . . . . . . . . .    20
          Distribution Plans   . . . . . . . . . . . . . . . . . . . . . .    20
          Expenses of the Portfolio  . . . . . . . . . . . . . . . . . . .    21
          Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
          Shareholder Information  . . . . . . . . . . . . . . . . . . . .    22

                                 GENERAL INFORMATION


     About the Trust and the Portfolio
     =========================================================================

          Heritage Series Trust (the "Trust") is a Massachusetts business trust established under a Declaration of Trust dated October 28, 1992. The Trust is an open-end diversified management investment company that currently offers its shares in four separate investment portfolios: the Eagle International Equity Portfolio ("Portfolio"), the Small Cap Stock Fund, the Value Equity Fund, and the Growth Equity Fund. The Portfolio is designed for individuals, institutions and fiduciaries whose investment objective is capital appreciation principally through investment in an international portfolio of equity securities. The Portfolio offers three classes of shares: Class A shares ("A shares"), Class C shares ("C shares"), and Eagle Class shares ("Eagle shares"). This Prospectus relates solely to A shares and C shares. A shares and C shares require a minimum initial investment of $1,000, except for certain retirement accounts and investment plans for which lower limits may apply. To obtain more information about the Eagle shares, which are not offered in this Prospectus, call (800) 237-3101.

     Total Portfolio Expenses
     =========================================================================

          Shown below are all expenses expected to be incurred by the Portfolio's A shares and C shares during the fiscal year ending October 31, 1996. Because A shares and C shares were not offered for sale prior to December __, 1995, annual operating expenses for A shares and C shares are based on estimated expenses. Shareholder transaction expenses are expressed as a percentage of maximum public offering price, cost per transaction or as otherwise noted.

                                                  A Shares       C Shares
                                                  --------       --------
     Shareholder Transaction Expenses
     Sales load "charge" on purchases . . . . .    4.75%          None
     Contingent deferred sales load ("CDSL") (as                                 (declining to
       a percentage of original purchase price                                   0% after the
       or redemption proceeds, as applicable)      None          1.00%           first year)
     Wire redemption fee. . . . . . . . . . . . . $5.00          $5.00
     Annual Portfolio Operating Expenses
     Management Fee . . . . . . . . . . . . . . .   1.00%          1.00%
     12b-1 Distribution Fees. . . . . . . . . . .   0.25%          1.00%
     Other Expenses . . . . . . . . . . . . . . .   0.72 %         0.72%
                                                  --------       -------
     Total Portfolio Operating Expenses . . . .     1.97%          2.72%
                                                  =======        =======

                                                                      1







          The Portfolio's investment adviser, Eagle Asset Management, Inc. ("Eagle"), will voluntarily waive its fees and, if necessary, reimburse the Portfolio to the extent that annual operating expenses of A shares exceed 1.97% and to the extent that annual operating expenses of C shares exceed 2.72% of the average daily net assets attributable to that class for a fiscal year. To the extent that Eagle waives or reimburses its fees with respect to one class, it will do so with respect to the other class on a proportionate basis. Although the Portfolio is authorized to pay annual Rule 12b-1 Distribution Fees of up to .35% of the average daily net assets of the A shares, the Trust's Board of Trustees (the "Board of Trustees" or the "Board") has authorized annual payments of only .25% of the average daily net assets A shares. Due to the imposition of Rule 12b-1 Distribution Fees, it is possible that long-term shareholders of the Portfolio may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

          The impact of Portfolio operating expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and a redemption at the end of each period shown.

                                                  1 Year    3 Years
                                                  ------    -------
     Total Operating Expenses -- A Shares           $67      $106
     Total Operating Expenses -- C Shares           $38      $84

          The impact of Portfolio expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and no redemption at the end of each period shown.

                                                  1 Year    3 Years
                                                  ------    -------
     Total Operating Expenses -- A Shares           $67      $106
     Total Operating Expenses -- C Shares           $28      $84

          This is an illustration only. Actual expenses and performance may be greater or less than that shown above. The purpose of the above table is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by Portfolio shareholders. For a further discussion of these costs and expenses, see "Management of the Portfolio," "Distribution Plans" and "Expenses of the Portfolio."

     Financial Highlights
     =========================================================================

          The following table shows important financial information for an Eagle share outstanding for the period indicated, including net investment income, net realized and unrealized gain on investments, and certain other information. It has been derived from financial statements that have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is included in the Statement of Additional Information ("SAI"), which may be obtained from the Trust at the telephone number on the front page of this Prospectus. Financial highlights are not presented for A shares or C shares because no shares of either class were outstanding for the period indicated.



                   [table] - [to be filed by subsequent amendment]



     Differences Between A Shares and C Shares
     =========================================================================

          The primary distinction between the A shares and the C shares of the Portfolio lies in their initial load and CDSL structures and in their ongoing expenses, including asset-based sales charges in the form of distribution fees. These differences are summarized below. In addition, each class may bear differing amounts of certain class-specific expenses, such as transfer agent fees, Securities and Exchange Commission registration fees, state registration fees, and expenses of administrative personnel and services. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives. See "How to Buy Shares," "Alternative Purchase Plans," "What Class A Shares Will Cost" and "What Class C Shares Will Cost."

                                        Annual 12b-1 Fees
                                        as a % of average
               Sales Charge               daily net assets            Other Information

     A Shares  Maximum initial          Service fee of 0.25%          Initial sales charge
               sales charge of 4.75%                                  waived or reduced for
                                                                      certain purchases

     C Shares  Maximum CDSL of 1% of    Service fee of 0.25%;         CDSL waived for
               redemption proceeds;     distribution fee of           certain types of
               declining to zero after  0.75%                         redemptions
               1 year


          The Portfolio also offers Eagle shares. Eagle shares require a minimum investment of $50,000 and are issued without the imposition of an initial sales charge or a CDSL. Eagle shares pay a distribution fee of .75% of average daily net assets and a service fee of .25% of average daily net assets and may have other differences in expenses. These expense differences may affect performance. You may contact Eagle at

     (800) 237-3101 to obtain more information concerning Eagle shares. You also may contact a registered representative of Raymond James & Associates, Inc. (the "Distributor"), a participating dealer, or a participating bank ("Representative") for more information concerning Eagle shares. Your Representative will assist you in determining which class is appropriate for your investment objectives and goals.

     Investment Objective, Policies and Risk Factors
     =========================================================================

          The Portfolio seeks capital appreciation principally through investment in an international portfolio of equity securities. Income is an incidental consideration. There can be no assurance that the Portfolio's investment objective will be achieved.

          Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in common stocks (which may or may not pay dividends), convertible bonds, convertible preferred stocks, warrants, rights or other equity securities of foreign issuers and sponsored and unsponsored depository receipts representing the securities of foreign issuers (including American Depository Receipts, European Depository
     Receipts, Global Depository Receipts and International Depository Receipts, among others). Its remaining assets may be invested in foreign debt securities, securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements and foreign and domestic short-term investments as discussed in the SAI. In addition, the Portfolio may invest up to 10% of its assets in securities of other investment companies, such as closed-end investment companies that invest in foreign markets. As a shareholder of an investment company, the Portfolio may indirectly bear service fees, which are in addition to the fees the Portfolio pays to its own service providers. The Portfolio may borrow up to 10% of its total assets from banks as a temporary measure, such as to meet higher than anticipated redemption requests. For a further discussion of these investment objectives and policies, see "Investment Objective and Policies of the Portfolio-Investment Policies" in the SAI.

          The Portfolio normally will invest at least 50% of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). Countries in the EAFE Index include Japan, France, the United Kingdom, Germany, Hong Kong and
     Malaysia, among others. The Portfolio also will invest in emerging markets (which may include investments in countries such as India, Mexico, Poland and Singapore, for example). Emerging markets are those countries whose markets may not yet fully reflect the potential of the developing economy. The Portfolio may invest in foreign currency and purchase and sell foreign currency forward contracts and futures contracts. See "Futures Transactions; Foreign Currency Transactions" below.

          The Portfolio will not limit its investments to any particular type or size of company. It may invest in companies whose earnings are believed by the Portfolio's investment subadviser, Martin Currie Inc. (the "Subadviser"), to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose market value per share is thought by the Subadviser to be undervalued. It may invest in small and relatively less well known companies, which may have more restricted product lines or more limited financial resources than larger, more established companies and may be more severely affected by economic downturns or other adverse developments. Trading volume of these companies' securities may be low and their market values may be volatile. While the Portfolio's investment strategy generally will emphasize equity securities, the Portfolio may invest a portion of its assets in investment grade fixed income securities when, in the opinion of the Subadviser, equity securities appear to be overvalued or the Subadviser otherwise believes investing in fixed income securities affords the Portfolio the opportunity for capital growth, as in periods of declining interest rates.

          In allocating the Portfolio's assets among the various securities markets of the world, the Subadviser will consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. Under certain adverse investment conditions, the Portfolio may restrict the number of securities markets in which its assets will be invested, although under normal market circumstances the Portfolio's investments will involve securities principally traded in at least three different countries. Otherwise, there are no prescribed limits on geographic asset distribution and the Portfolio has the authority to invest in securities traded in securities markets of any country in the world. The Portfolio will invest only in markets where, in the judgment of the Subadviser, there exists an acceptable framework of market regulation and sufficient liquidity.

          The securities markets of many nations can be expected to move relatively independently of one another because business cycles and other economic or political events that influence one country's securities markets may have little effect on the securities markets of other countries. By investing in an international securities portfolio, the
     Portfolio seeks to reduce the risks associated with investing in the economy of only one country. See "Foreign Investments--Risk Factors" below.

          Although the Portfolio will not trade primarily for short-term profits, the Subadviser may make investments with potential for short-term appreciation when such action is deemed desirable and in the best interests of shareholders. In addition, for temporary defensive purposes, the Portfolio may invest all or a major portion of its assets in (1) foreign debt securities, (2) debt and equity securities of U.S. issuers, and (3) obligations issued or guaranteed by the United States or a foreign government or their respective agencies, authorities or instrumentalities. Portfolio shares will fluctuate in value as a result of changes in the value of its portfolio investments.

          The Portfolio may engage in the following investment practices, among others, each of which involves special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks. The Portfolio's investment objective is fundamental and may not be changed without shareholder approval. All policies of the Portfolio described in this Prospectus may be changed by the Board of Trustees without shareholder approval. For a further discussion of the Portfolio's investment policies and risks, see "Investment Objective and Policies of the Portfolio" in the SAI.

          Convertible Securities. The Portfolio may invest in convertible securities that are rated as investment grade (BBB or above by Standard & Poor's ("S&P") or Baa or above by Moody's Investors Service, Inc.
     ("Moody's")) at the time of purchase, or unrated convertible securities deemed to be of comparable quality by the Subadviser. Securities rated in the lowest category of investment grade are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio may retain a security that subsequently has been downgraded below investment grade if, in the Subadviser's opinion, it is in the Portfolio's best interest. The Portfolio also may invest up to 5% of its assets in convertible securities rated below investment grade by S&P or Moody's or unrated securities deemed to be below investment grade by the Subadviser. The price of lower rated securities tends to be less sensitive to interest rate changes than the price of higher-rated securities, but more sensitive to adverse economic changes or individual corporate developments. Securities rated below investment grade are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. See the SAI for a discussion of the risks associated with these lower-rated securities and the Appendix to the SAI for a description of S&P's and Moody's corporate bond ratings.

          Foreign Investments--Risk Factors. The Portfolio's investments in securities of foreign issuers, or securities principally traded overseas, may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, foreign issuers are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are generally higher than in the United States. Foreign settlement procedures and trade regulation may involve certain risks (such as delay in payment or delivery of securities or in the recovery of assets held abroad) and expenses not present in the settlement of domestic investments. There also are special tax considerations that apply to securities of foreign issuers and securities principally traded overseas.

          The Portfolio's investments in emerging markets include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

          The Portfolio's investments in foreign currency denominated debt obligations and hedging activities likely will produce a difference between its book income and its taxable income. If the Portfolio's book income exceeds its taxable income, a portion of the Portfolio's income distributions would constitute returns of capital for tax purposes because the Portfolio distributes substantially all of its net investment income. See "Dividends and Other Distributions" and "Taxes." In addition, if the Portfolio's taxable income exceeds its book income, the Portfolio might have to distribute all or part of that excess to qualify as a "regulated investment company" for Federal tax purposes or to avoid the imposition of a 4% excise tax on certain undistributed income and gains. See "Taxes" in the SAI.

          Forward Commitments, When-Issued and Delayed Delivery Transactions. The Portfolio may purchase portfolio securities on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time ("forward commitments"). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. No income accrues to the purchaser of such securities prior to delivery.

          Illiquid Securities. The Portfolio may invest up to 10% of its net assets in "illiquid securities," which are defined as securities that may not be disposed of in the ordinary course of business at approximately the value at which the Portfolio has valued such securities, and which
     includes  certain  securities  whose  disposition  is   restricted  by  the
     securities laws. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which are determined to be liquid under Board-approved guidelines, are not subject to the 10% limit.

          Futures Transactions; Foreign Currency Transactions. The Portfolio may engage in transactions in futures contracts and forward contracts to adjust the risk/return characteristics of the Portfolio's investment portfolio. The Portfolio may buy and sell stock index and currency futures contracts. A currency futures contract is an agreement between two parties to buy and sell the underlying currency for a set price on a future date. A stock index future is an obligation to make or take a cash settlement, in the future, based on price movements that occur in the specific stock index underlying the contract.

          If the Subadviser wants to hedge the Portfolio's exposure to a broad decline in equity market prices, it might sell futures contracts on stock indices. Then, if the value of the underlying securities declines, the value of the futures contracts should increase. If, however, the value of the underlying securities increases, the Portfolio should suffer a loss on its futures contract position. Likewise, if the Portfolio expects stock prices to rise, the Portfolio might purchase stock index futures contracts to offset potential increases in the acquisition cost of securities that the Portfolio intends to acquire. If, as expected, the market value of the equity indices and futures contracts with respect thereto increase, the Portfolio would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. However, if the value of the equity indices decline, the value of the futures contracts also will decline.

          The Portfolio also may buy and sell foreign currencies, foreign currency futures contracts and forward foreign currency contracts. A forward foreign currency contract is an agreement between the Portfolio and a contra party to buy or sell a specified currency at a specified price and future date. If a decline in the value of a particular currency relative to the U.S. dollar is anticipated, the Portfolio may enter into a futures contract or forward contract to sell that currency as a hedge. If it is anticipated that the value of a foreign currency will rise, the Portfolio may purchase a currency futures contract or forward contract to protect against an increase in the price of securities denominated in a particular currency the Portfolio intends to purchase. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies.

          The Portfolio might not use any of the strategies described above, and there can be no assurance that any strategy used will succeed. If the Subadviser incorrectly forecasts stock market or currency exchange rates in utilizing a strategy for the Portfolio, the Portfolio would be in a better position if it had not hedged at all. Although futures contracts and forward contracts are intended to replicate movements in the cash markets for the securities and currencies in which the Portfolio invests without the large cash investments required for dealing in such markets, they may subject the Portfolio to additional risks. The principal risks associated with the use of futures and forward contracts are: (1) imperfect correlation between movements in the market price of the portfolio investment or currency (held or intended to be purchased) being hedged and in the price of the futures contract or forward contract; (2) possible lack of a liquid secondary market for closing out futures or forward contract positions; (3) the need for additional portfolio management skills and techniques; (4) the fact that, while hedging strategies can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of the Portfolio to close out or liquidate a hedged position.

          For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security or currency being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. The Subadviser will attempt to create a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of currency exchange rate or stock market trends by the Subadviser may still not result in a successful transaction. The Subadviser may be incorrect in its expectations as to the extent of various currency exchange rate or stock market movements or the time span within which the movements take place.

          Although hedging strategies are intended to reduce fluctuations in Portfolio net asset value, the Portfolio nonetheless anticipates that its net asset value will fluctuate.

          Portfolio Turnover. Portfolio turnover is not a limiting factor with respect to investment decisions. High portfolio turnover (e.g., over 100%) involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. It is anticipated that the Portfolio's portfolio turnover will not exceed 150% during its initial fiscal year.

          Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio purchases securities and commits to resell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by Eagle, to present minimal credit risks in accordance with guidelines established by the Board of Trustees.

     Net Asset Value
     =========================================================================

          The net asset values of the A shares and C shares are calculated by dividing the value of the total assets of the Portfolio, less liabilities, by the number of shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") each day it is open. Portfolio securities and other assets for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value following procedures approved by the Trustees. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Portfolio calculates its daily net asset value per share. Although the Portfolio values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The per share net asset value of A shares and C shares may differ as a result of the different daily expense accruals applicable to each class. For more information on the calculation of net asset value, see "Net Asset Value" in the SAI.

     Performance Information
     =========================================================================

          Total return data of the A shares, C shares, and Eagle shares may from time to time be included in advertisements about the Portfolio. Performance information is computed separately for A shares, C shares, and Eagle shares in accordance with the methods described below. Because C shares bear the expense of a higher distribution fee attributable to the deferred sales charge alternative, the performance of C shares likely will be lower than that of A shares.

          Total return with respect to a class for the one-, five-, and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that class, through the most recent calendar quarter represents that average annual compounded rate of return on an investment of $1,000 in that class at the public offering price (in the case of A shares, giving effect to the maximum initial sales load of 4.75% and, in the case of C shares, giving effect to the deduction of any contingent
     deferred sales  load ("CDSL")  that would  be payable).   In addition,  the
     Portfolio also may advertise its total return in the same manner, but without taking into account the sales load or CDSL. The Portfolio also may advertise total return calculated without annualizing the return and total return may be presented for other periods. By not annualizing the returns, the total return calculated in this manner will simply reflect the increase in net asset value per A shares, C shares, and Eagle shares over a period of time, adjusted for dividends and other distributions. The A shares, C shares, and Eagle shares performance may be compared with various indices.

          All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investment portfolio and the Portfolio's operating expenses. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles. For more information on investment performance, see the SAI.

                             INVESTING IN THE PORTFOLIO

     How to Buy Shares
     =========================================================================

          Shares  of  the   Portfolio  are  continuously  offered   through  the
     Portfolio's principal underwriter, Raymond James & Associates, Inc., and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the Securities Act of 1933, as amended.

          Shares of the Portfolio may be purchased through your Representative by placing an order for Portfolio shares with your Representative, completing and signing the Account Application in this Prospectus, and mailing it, along with your payment, within three business days.

          The Portfolio offers and sells A shares and C shares through this Prospectus. A shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales load imposed at the time of purchase. C shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. A CDSL of 1% is imposed on C shares if you redeem those shares within one year of purchase. When you place an order for Portfolio shares, you must specify which class of shares you wish to purchase. See "Alternative Purchase Plans."

          All purchase orders received by the Distributor prior to the close of regular trading on the Exchange -- generally 4:00 p.m. Eastern time -- will be executed at that day's offering price. Purchase orders received by your Representative prior to the close of regular trading on the Exchange and transmitted to the Distributor before 5:00 p.m. Eastern time on that day also will receive that day's offering price. Otherwise, all purchase orders accepted after the offering price is determined will be executed at the offering price determined as of the close of regular trading on the Exchange on the next trading day. See "What Class A Shares Will Cost" and "What Class C Shares Will Cost."

          You may purchase shares of the Portfolio directly by completing and signing the Account Application in the Prospectus and mailing it, along with your payment to Heritage Series Trust -- Eagle International Equity Portfolio, c/o Shareholder Services, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733.

          Shares also may be purchased with Federal Funds (a commercial bank's deposit with the Federal Reserve Bank that can be transferred to another member bank on the same day) sent by Federal Reserve or bank wire to State Street Bank and Trust Company, Boston, Massachusetts, ABA # 011-000-028, Account # 3196-769-8. Wire instructions should include (1) the name of the Portfolio, (2) the class of shares to be purchased, (3) your account number assigned by the Portfolio, and (4) your name. To open a new account with Federal Funds or by wire, you must contact Heritage Asset Management, Inc. ("Heritage") or your Representative to obtain a Heritage account number. Commercial banks may elect to charge a fee for wiring funds to the Custodian. For more information on "How to Buy Shares," see "Investing in the Portfolio" in the SAI.

     Minimum Investment Required/Accounts with Low Balances
     =========================================================================

          Except as provided under "Investment Programs," the minimum initial investment in the Portfolio is $1,000, and a minimum account balance of $500 must be maintained. These minimum requirements may be waived at the discretion of Heritage. In addition, initial investments in Individual Retirement Accounts ("IRAs") may be reduced or waived under certain circumstances. Contact Heritage or your Representative for further information.

          Due to the high cost of maintaining accounts with low balances, it is currently the Portfolio's policy to redeem Portfolio shares in any account if the account balance falls below the required minimum value of $500, except for retirement accounts. The shareholder will be given 30 days' notice to bring the account balance to the minimum required or the Portfolio may redeem shares in the account and pay the proceeds to the shareholder. The Portfolio does not apply this minimum account balance requirement to accounts that fall below the minimum due to market fluctuation.

     Investment Programs
     =========================================================================

          A variety of investment options are available for the purchase of Portfolio shares. These plans provide for automatic monthly investments of $50 or more through various methods described below. You may change the amount to be automatically invested or discontinue this service at any time without penalty. If you discontinue this service before reaching the required account minimum, the account must be brought up to the minimum in order to remain open. Shareholders desiring this service should complete the appropriate application available from Heritage. You will receive a periodic confirmation of all activity for your account.

     Automatic Investment Options:
     -----------------------------

     1. Bank Draft Investing -- You authorize Heritage to process a monthly draft from your personal checking account for investment into the

          Portfolio.   The  draft  is  returned by  your  bank  the same  way  a
          canceled check is returned.

     2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits) you may have all or a portion of your payroll directed to the Portfolio. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

     3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U.S. Government or other agency that participates in Direct Deposit, you may have all or part of each check directed to purchase shares of the Portfolio. The U.S. Government or agency will report to you all payments made.

     4. Automatic Exchange -- If you own shares of another Heritage open-end mutual fund for which Heritage serves as adviser ("Heritage Mutual Fund") you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of the Portfolio. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

     You may change or terminate any of the above options at any time.

     Retirement Plans
     ----------------

          Shares of the Portfolio may be purchased as an investment for Heritage IRA plans. In addition, shares may be purchased as an investment for self-directed IRAs, defined contribution plans, Simplified Employee Pension Plans ("SEPs"), and other retirement plan accounts.

          Heritage IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish a Heritage IRA. You may make limited contributions to the Heritage IRA through the purchase of shares of the Portfolio and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $2,250, if such contributions also are made for a nonworking spouse and a joint return is filed). The Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans. For more detailed information on the Heritage IRA please contact Heritage.

          Portfolio shares may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships and sole proprietorships). Contributions to qualified plans (within certain limits) may be made on behalf of the employees, including owner employees, of the sponsoring entity.

          Other Retirement Plans. Multiple participant payroll deduction retirement plans also may purchase A shares of any Heritage Mutual Fund at a reduced sales load on a monthly basis during the 13-month period following such a plan's initial purchase. The sales load applicable to an initial purchase of A shares of the Portfolio will be that normally applicable under the schedule of sales load set forth in this Prospectus, to an investment 13 times larger than such initial purchase. The sales load applicable to each succeeding monthly purchase of A shares will be that normally applicable, under such schedule, to an investment equal to the sum of (1) the total purchase previously made during the 13-month period, and (2) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales loads previously paid during such period will not be retroactively adjusted on the basis of later purchases. Multiple participant payroll deduction retirement plans may purchase C shares at any time.

     Alternative Purchase Plans
     =========================================================================

          The alternative purchase plans offered by the Portfolio enable you to choose the class of shares that you believe will be most beneficial given the amount of your intended purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated length of your intended investment in the Portfolio, the accumulated continuing distribution and service fees plus the CDSL on C shares would exceed the initial sales load plus accumulated service fees on A shares purchased at the same time. Another factor to consider is whether the potentially higher yield of A shares due to lower ongoing charges will offset the initial sales load paid on such shares. Representatives may receive different compensation for sales of A shares than sales of C shares.

          If you purchase sufficient shares to qualify for a reduced sales load, you may prefer to purchase A shares because similar reductions are not available on the C shares. For example, if you intend to invest more than $1,000,000 in shares of the Portfolio, you should purchase A shares. Moreover, all A shares are subject to lower 12b-1 fees and, accordingly, are expected to pay correspondingly higher dividends on a per share basis. If your purchase will not qualify for a reduced sales load, you may still wish to purchase A shares if you expect to hold your shares for an extended period of time because, depending on the number of years you hold the investment, the continuing distribution and service fees on C shares would eventually exceed the initial sales load plus the continuing service fee on A shares during the life of your investment. However, because initial sales loads are deducted at the time of purchase, not all of the purchase payment for A shares is invested initially.

          You might determine that it would be more advantageous to purchase C shares in order to have all of your purchase payment invested initially.

     However, your investment would remain subject to continuing distribution and service fees and, for a one year period, be subject to a CDSL. For example, based on current fees and expenses for the Portfolio and the maximum A shares sales load, you would have to hold A shares approximately six years before the accumulated distribution and servicing fees on the C shares would exceed the initial sales load plus the accumulated servicing fees on the A shares.

     What Class A Shares Will Cost
     =========================================================================

          A shares are sold on  each day on which the  Exchange is open.   The A
     shares of the Portfolio are sold at their next determined net asset value plus a sales load as described below.

                    Sales Load as a
                     Percentage of
                                                 Net Amount           Dealer Concession
          Amount of                Offering       Invested            as Percentage of
          Purchase                  Price     (Net Asset Value)       Offering Price(1)
          ---------                --------   -----------------       -----------------
          Less than $25,000        4.75%             4.99%                4.25%
          $25,000-$49,999          4.25%             4.44%                3.75%
          $50,000-$99,999          3.75%             3.90%                3.25%
          $100,000-$249,999        3.25%             3.36%                2.75%
          $250,000-$499,999        2.50%             2.56%                2.00%
          $500,000-$999,999        1.75%             1.78%                1.25%
          $1,000,000 and over      1.00%             1.01%                0.75%


     (1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers or participating banks. Otherwise, it will pay the Dealer Concession shown above.

          A shares of the Portfolio may be sold at net asset value without any sales load to Heritage, Eagle, and the Subadviser; current and retired officers and Trustees of the Trust; directors, officers, full-time employees and retired employees of Heritage, Eagle, the Subadviser of any Heritage Fund and the Distributor, and their affiliates; registered representatives of broker-dealers that are parties to dealer agreements with the Distributor; directors, officers and full-time employees of banks that are parties to agency agreements with the Distributor; and all such persons' immediate relatives and beneficial accounts. In addition, the American Psychiatric Association (the "APA Group") has entered into an agreement with the Distributor that allows its members to purchase Portfolio shares at a sales load equal to two-thirds of the percentages in the above table. The Dealer concession will be adjusted in a like manner. Members of the APA Group also are eligible to purchase A shares at net asset value in amounts equal to the value of shares redeemed from other mutual funds that were purchased under reduced sales load programs available to their organization. A shares also may be purchased without sales loads by investors who participate in certain broker-dealer wrap fee investment programs.

          A shares also may be purchased without a sales load if (1) within 90 days of the purchase of A shares the purchaser redeemed shares of one or more mutual funds for which a retail broker-dealer (other than the Distributor) or its affiliate was principal underwriter (proprietary funds), provided that the purchaser either paid a front-end sales load (or a CDSL), or held shares of those funds for the period required not to pay an otherwise applicable CDSL, and (2) the total value of shares of all Heritage Mutual Funds purchased under this sales load waiver does not exceed the amount of the purchaser's redemption proceeds from the competing firm's funds. To take advantage of this waiver, an investor must provide satisfactory evidence that the above-noted conditions are met. Qualifying investors should contact their investment executives for more information.

          A shares also may be purchased at net asset value by trust companies and bank trust departments for funds over which they exercise exclusive discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity. Such purchases are subject to minimum requirements with respect to amount of purchase. Currently, the minimum purchase required is $1,000,000, which may be invested over a period of 13 months. The minimum may be changed from time to time by the Distributor. The minimum may be aggregated between the Portfolio and A shares of any other Heritage Mutual Funds that would be subject to a sales load. Cities, counties, states or instrumentalities, and their departments, authorities or agencies are able to purchase shares of the Portfolio at net asset value as long as certain conditions are met.

     Heritage Net Asset Value ("NAV") Transfer Program
     -------------------------------------------------

          During specific periods, A shares of the Portfolio may be sold at net asset value without any sales load under Heritage's NAV Transfer Program. To qualify for the NAV Transfer Program, you must provide adequate proof that you recently redeemed shares from an open-end, load or no-load mutual fund outside the Heritage family of mutual funds. To provide adequate proof you must complete a qualification form and provide a statement showing the value liquidated from the other mutual fund within time parameters set by Heritage. Also, A shares must have been liquidated no more than 90 days prior to the beginning of the promotion period and not after the period ends. Heritage may pay Representatives a one-time fee of up to 0.25% for all trades meeting the requirements. Heritage reserves the right to recover these fees if A shares are redeemed within 90 days of purchase.

     Combined Purchase Privilege (Right of Accumulation)
     ---------------------------------------------------

          You may qualify for the sales load reductions indicated in the above sales load schedule by combining purchases of A shares of the Portfolio into a single "purchase," if the resulting "purchase" totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases which, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing A shares of the Portfolio for his or their own account; a single purchase by a trustee or other fiduciary purchasing A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. A "purchase" also may include A shares, purchased at the same time through a single selected dealer, of any registered investment company managed by Heritage that distributes its shares subject to a sales load. To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer, you or the selected dealer must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.


     Statement of Intention
     ----------------------

          You also may obtain the reduced sales loads shown under "What Class A Shares Will Cost" by means of a written Statement of Intention, which expresses your intention to invest not less than $25,000 within a period of 13 months in A shares of the Portfolio or any other Heritage Mutual Fund subject to a sales load ("Statement of Intention").

          Investors qualifying for the Combined Purchase Privilege described above may purchase A shares of the Heritage Mutual Funds under a single Statement of Intention. For example, if, at the time an investor signs a Statement of Intention to invest at least $25,000 in A shares of the Portfolio, the investor and the investor's spouse each purchase shares of the Portfolio worth $5,000 (for a total of $10,000), then it will only be necessary to invest a total of $15,000 during the following 13 months in A shares of the Portfolio or any other Heritage Mutual Fund to qualify for the reduced sales loads on the total amount being invested.

          The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. If you would like to enter into a Statement of Intention in conjunction with your initial investment in A shares of the Portfolio, please complete the appropriate portion of the Account Application found in this Prospectus. Current shareholders can obtain a Statement of Intention by contacting Heritage or their Representative.

     Reinstatement Privilege
     -----------------------

          A shareholder who has redeemed any or all of his A shares of the Portfolio may reinvest all or any portion of the redemption proceeds in A shares of the Portfolio at net asset value without any sales load, provided that such reinvestment is made within 30 calendar days after the redemption date. A shareholder who has redeemed any or all of his C shares of the Portfolio and has paid a CDSL on those shares or has held those shares long enough so that the CDSL no longer applies, may reinvest all or any portion of the redemption proceeds in C shares of the Portfolio at net asset value without paying a CDSL on future redemptions of those shares, provided that such reinvestment is made within 90 calendar days after the redemption date. A reinstatement pursuant to this privilege will not cancel the redemption transaction; therefore, (1) any gain so realized will be recognized for federal tax purposes, and (2) any loss so realized will not be recognized for those purposes to the extent that the redemption proceeds are reinvested in shares of the Portfolio. See "Taxes". The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limitation in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Portfolio to his defined contribution plan, SEP, or IRA. Investors may exercise the reinstatement privilege.

          For more information on "What Class A Shares Will Cost" and further explanation of instances in which the sales load will be waived or reduced, see "Investing in the Portfolio" in the SAI.

     What Class C Shares Will Cost
     =========================================================================

          A CDSL of 1% is imposed on C shares if, within one year of purchase, you redeem an amount that causes the current value of your account to fall below the total dollar amount of C shares purchased subject to the CDSL. The CDSL will not be imposed on the redemption of C shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed C shares above the original purchase price. Thus, the CDSL will be imposed on the lower of net asset value or purchase price.

          Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSL. When calculating the CDSL, it will be assumed that the redemption is made first of C shares acquired as dividends, second of C shares that have been held for over one year, and finally of C shares held for less than one year on a first-in first-out basis.

          For example, assume you purchase 100 C shares at $10 per shares (for a total cost of $1,000) and, during the year you purchase such shares, the net asset value increases to $12 per share and you acquire 10 additional shares as dividends. If you redeem 50 shares (or $600) within the first year of purchase, 10 shares would not be subject to the CDSL because redemptions are made first of shares acquired as dividends. With respect to the remaining shares, the CDSL is applied only to the original cost of $10 per share and not to the higher net asset value of $12 per share. Therefore, only 40 of the 50 shares ($400) being redeemed would be subject to a CDSL at a rate of 1%.

          Waiver of the Contingent Deferred Sales Load. The CDSL is currently waived for (1) any partial or complete redemption in connection with a distribution without penalty under Section 72(t) of the Code from a qualified retirement plan, including a Keogh or IRA upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with his spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (4) certain periodic redemptions under the Systematic Withdrawal Plan from an account meeting certain minimum balance requirements, in amounts representing certain maximums established from time to time by the Distributor (currently a maximum of 12% annually of the account balance at the beginning of the Systematic Withdrawal Plan); or (5) involuntary redemptions by the Portfolio of C shares in shareholder accounts that do not comply with the minimum balance requirements. The Distributor may require proof of documentation prior to waiver of the CDSL described in sections (1) through (4) above, including distribution letters, certification by plan administrators, applicable tax forms or death or physicians certificates.

          For more information on C shares, see "Reinstatement Privilege" and "Exchange Privilege."

     How to Redeem Shares
     =========================================================================

          Redemptions of Portfolio shares can be made by:

          Contacting Your Representative. Your Representative will transmit an order to the Portfolio for redemption and may charge you for this service.

          Telephone Request. You may redeem shares by placing a telephone request to the Portfolio (800-421-4184) prior to the close of regular
     trading  on  the  Exchange.    If  you  do   not  wish  to  have  telephone
     exchange/redemption privileges, you should so elect by completing the appropriate portion of the Account Application. The Trust, Heritage, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. These parties will employ reasonable procedures to confirm that telephone instructions are authentic. To the extent that the Trust, Heritage, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. For information on these procedures, see "Redeeming Shares -- Telephone Transactions" in the SAI. You may elect to have the funds wired to the bank account specified on the Account Application. Portfolios will normally be sent the next business day, and you will be charged a wire fee by Heritage (currently $5.00). For redemptions of less than $25,000, you may request that the check be mailed to your address of record, providing that such address has not been changed in the past 60 days. For your protection, all other redemption checks will be transferred to the bank account specified on the Account Application.

          Written Requests. Portfolio shares may be redeemed by sending a written request for redemption to "Heritage Series Trust--Eagle International Equity Portfolio, c/o Shareholder Services, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733." Signature guarantees will be required on the following types of requests: redemptions from any account that has had an address change in the past 60 days, redemptions greater than $25,000, redemptions that are sent to an address other than the address of record and when exchanging or transferring funds into another Heritage account that has a different name. Heritage will transmit an order to the Portfolio for redemption.

          Systematic Withdrawal Plan. Withdrawal plans are available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient shares of the Portfolio are redeemed to provide the amount of the periodic withdrawal payment. The purchase of A shares while participating in the Systematic Withdrawal Plan ordinarily will be disadvantageous to you because you will be paying a sales load on the purchase of A shares at the same time that you are redeeming shares upon which you may already have paid a sales load. Therefore, the Portfolio will not knowingly permit participation in an Automatic Investment Plan if you are at the same time making systematic withdrawals of A shares. Heritage reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

          Please  contact   Heritage   or   your  Representative   for   further
     information or see "Redeeming Shares" in the SAI.

     Receiving Payment
     =========================================================================

          If a request for redemption is received by the Portfolio in good order (as described below) before the close of regular trading on the Exchange, the shares will be redeemed at the net asset value per share determined at the close of regular trading on the Exchange on that day, less any applicable CDSL for C shares. Requests for redemption received by the Portfolio after the close of regular trading on the Exchange will be executed at the net asset value determined as of the close of trading on the Exchange on the next trading day, less any applicable CDSL for C shares.

          Payment for shares redeemed by the Portfolio normally will be made on the business day after redemption was made. If the shares to be redeemed have been recently purchased by personal check, the Portfolio may delay mailing a redemption check until the purchase check has cleared, which may take up to seven days. This delay can be avoided by wiring funds for purchases. The proceeds of a redemption may be more or less than the original cost of Portfolio shares.

          A redemption request will be considered to be received in "good order" if:

          . the number or amount of shares and the class of shares to be redeemed and the shareholder account number are indicated;

          . any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

          . any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

          . the signatures on any written redemption request exceeding $25,000 and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company, or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by Heritage, as transfer agent, under its current signature guarantee program.

          The Portfolio has the right to suspend redemption or postpone payment when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the SEC. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted. If a redemption check remains outstanding after six months, Heritage reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming Shares - Receiving Payment" in the SAI.

     Exchange Privilege
     =========================================================================

          If you have held A shares or C shares for at least 30 days you may exchange some or all of your shares for shares of any other Heritage
     Mutual Fund without the payment of any additional sales load. All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Heritage Mutual Fund whose shares are being acquired. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Heritage Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally seven calendar days following the purchase date. Exchanges of shares of Heritage Mutual Funds will generally result in the realization of a taxable gain or loss for Federal income tax purposes.

          For purposes of calculating the commencement of the one-year CDSL holding period for shares exchanged from the Portfolio to the C shares of any other Fund, except Heritage Cash Trust Money Market Fund, the original purchase date of those shares exchanged will be used. Any time period that the exchanged shares were held in the Heritage Cash Trust Money Market Fund will not be included in this calculation.

          If you exchange A shares or C shares for corresponding shares of Heritage Cash Trust -- Money Market Fund, you may, at any time thereafter, exchange such shares for the corresponding class of shares of any Heritage Mutual Fund. Because the Money Market Fund is a no-load mutual fund, if you exchange shares of that fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund you will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. In addition, if you exchange C shares of the
     Portfolio for corresponding shares of the Money Market Fund, the period during which an investment is held in shares of the Money Market Fund will not count for purposes of calculating the one-year CDSL holding period for such shares. As a result, if you redeem C shares of the Money Market Fund before the expiration of the one-year CDSL holding period, you will be subject to the applicable CDSL. A shares of the Portfolio may be exchanged for A shares of the Heritage Cash Trust-- Municipal Money Market Fund, which is the only class of shares offered by that fund. Because the Municipal Money Market Fund is a no-load fund, if you exchange shares of that fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you will also be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. C shares are not eligible for exchange into the Municipal Money Market Fund.

          Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange. For a discussion of limitation of liability of certain entities, see "How to Redeem Shares -- Telephone Request."

          Telephone exchanges can be effected by calling Heritage at 800-421-4184, or by calling your Representative. In the event that you or your Representative are unable to reach Heritage by telephone, an exchange can be effected by sending a telegram to Heritage Asset Management, Inc., attention: Shareholder Services. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

          The exchange privilege is available only in states where shares of the Heritage Mutual Fund being acquired may be legally sold. Each Heritage Mutual Fund reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict the exchange privilege. In addition, each Heritage Mutual Fund may terminate the exchange privilege upon 60 days notice as described above. For further information on this exchange privilege, see the SAI, or contact Heritage or your Representative and see "Exchange Privilege" in the SAI.


                             MANAGEMENT OF THE PORTFOLIO

     Board of Trustees

          The business and affairs of the Portfolio are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Portfolio's business affairs and for exercising all of the Portfolio's powers except those reserved for the shareholders. A Trustee may be removed by the Trustees or a two-thirds vote of the outstanding Portfolio shares.

     Investment Adviser

          Eagle Asset Management, Inc. is the Portfolio's investment adviser. The annual advisory fee paid monthly by the Portfolio to Eagle is based on the Portfolio's average daily net assets and is 1.00% on the first $100 million of assets and .80% thereafter. While this fee is higher than that charged for most mutual funds, it is comparable to that charged by many other mutual funds with similar investment objectives and policies.

          Eagle has been managing private accounts since 1976 for a diverse group of clients, including individuals, corporations, municipalities and trusts. Eagle managed approximately $1.9 billion for these clients as of September 30, 1995. In addition to advising private accounts, Eagle acts as investment adviser to mutual funds, including Heritage Income-Growth Trust, the Diversified Portfolio of Heritage Income Trust, the Value Equity, Growth Equity, and Small Cap Stock Funds, each a series of Heritage Series Trust, the Heritage Capital Appreciation Trust and two variable annuity portfolios (Eagle Growth Equity Portfolio for American Skandia and Eagle Value Equity Portfolio for Golden Select). Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

     Subadviser

          Eagle has entered into a subadvisory agreement with Martin Currie, Inc., a New York corporation, to furnish a continuous investment program for the Portfolio. The Subadviser is a wholly-owned subsidiary of Martin Currie Limited, a private limited company incorporated in the United Kingdom. Martin Currie Limited is one of Scotland's largest professional money managers and, together with the Subadviser, has $5.5 billion under management as of December 31, 1994. Since 1881, Martin Currie Limited and its predecessors have focused on providing their clients with investment management services. The Subadviser makes investment decisions on behalf of the Portfolio and places all orders for purchases and sales of securities of the Portfolio. Under the agreement, the Subadviser receives an annual fee from Eagle based on the Portfolio's average daily net assets of .50% on the first $100 million of assets and .40% thereafter.

          Investment decisions for the Portfolio are made by a Committee of the Subadviser organized for that purpose, and no single person is primarily responsible for making recommendations to the Committee. The Committee is subject to the general oversight of the Subadviser, Eagle, and the Trustees.

          In selecting broker-dealers, the Subadviser may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, the Subadviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers. See "Brokerage Practices" in the SAI. The Portfolio pays all Portfolio expenses that are not assumed by Eagle, including Trustees' fees and auditing, legal, custodian and transfer agency expenses. Payments under the Portfolio's Distribution Plan are borne by the Portfolio.

     Transfer Agent

          Heritage Asset Management, Inc., an affiliate of Eagle, is the Portfolio's transfer agent. Heritage also is a wholly-owned subsidiary of Raymond James Financial, Inc. In addition to its duties as transfer agent, Heritage also may provide certain administrative services for the Portfolio. Heritage receives a fee from Eagle for performing these administrative services for the Portfolio.

                           SHAREHOLDER AND ACCOUNT POLICIES

     Dividends and Other Distributions
     =========================================================================

          Dividends from net investment income are declared and paid annually. The Portfolio distributes to shareholders with its annual dividend substantially all net realized capital gains on portfolio securities and net realized gains from foreign currency transactions. Dividends and other distributions on shares held in retirement plans and by shareholders maintaining a Systematic Withdrawal Plan generally are paid in additional Portfolio shares. Other shareholders may elect to:

          . receive both dividends and other distributions in additional Portfolio shares;

          . receive dividends in cash and other distributions in additional Portfolio shares;

          .    receive both dividends and other distributions in cash; or

          . receive both dividends and other distributions in cash for investment in another Heritage Mutual Fund.

          If you select none of these four options, the first option with apply. In any case where you receive a dividend or a capital gain distribution in additional Portfolio shares, your account will be credited with shares valued at the net asset value per share determined at the close of regular trading on the Exchange on the day following the record date for the dividend or capital gain distribution. Distribution options can be changed at any time by notifying Heritage in writing.

          Dividends paid by the Portfolio with respect to its A shares and C shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the shares in each class, except that dividends on C shares may be lower than dividends on A shares primarily as a result of the higher distribution fee applicable to C shares.

     Distribution Plans
     =========================================================================

          As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of A shares and in connection with personal services rendered to Class A shareholders and the maintenance of Class A accounts, the Portfolio may pay the Distributor a service fee of up to 0.25% and a distribution fee of up to 0.10% of the
     Portfolio's average daily net assets attributable to A shares. The Portfolio currently pays the Distributor a service fee of up to 0.25% of Class A average daily net assets. This fee is computed daily and paid monthly.

          As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of C shares and in connection with personal services rendered to Class C shareholders and the maintenance of Class C accounts, the Portfolio pays the Distributor a service fee of 0.25% and a distribution fee of 0.75% of the Portfolio's average daily net assets attributable to C shares. This fee is computed daily and paid monthly.

               The above-referenced fees paid to the Distributor are made under Distribution Plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. These Plans authorize the Distributor to spend such fees on any activities or expenses intended to result in the sale of A shares and C shares, including, but not limited to: compensation (in addition to the sales load) paid to Representatives that have entered into sales agreements with the Distributor; advertising; salaries and other expenses of the Distributor relating to selling or servicing efforts; expenses of organizing and conducting sales seminars; printing of prospectuses, SAIs and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature;

     and  other sales  promotion  expenses.   The  Distributor has  entered into
     dealer agreements with participating dealers and/or banks who will also distribute shares of the Portfolio.

          If the Plan is terminated, the obligation of the Portfolio to make payments to the Distributor pursuant to the Plan will cease and the Portfolio will not be required to make any payments past the date the Plan terminates.

     Expenses of the Portfolio
     =========================================================================

          The Portfolio pays all of its own expenses. These expenses include, among other things, organizational costs, expenses for legal and auditing services, financial accounting services, preparing (including typesetting, printing and mailing) reports, prospectuses and notices to its then-current shareholders, the cost of printing stock certificates, advisory and management fees, fees and expenses of the custodian and transfer and dividend disbursing agents, the distribution fee, the expense of issuing and redeeming shares (including electronic communications equipment maintained by Heritage), the cost of registering shares under Federal and state laws, shareholder meeting and related proxy solicitation expenses, the fees and out-of-pocket expenses of Trustees who are not affiliated with Heritage, insurance, interest, brokerage costs, litigation, and other expenses properly payable by the Portfolio.

     Taxes
     =========================================================================

          The Portfolio intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. In each taxable year that the Portfolio does so, it (but not its shareholders) will be relieved of Federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Dividends from the Portfolio's investment company taxable income are taxable to its shareholders as ordinary income, to the extent of the Portfolio's earnings and profits, whether received in cash or additional Portfolio shares. Distributions of the Portfolio's realized net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, whether received in cash or in additional Portfolio shares and regardless of the length of time the shares have been held. No substantial portion of the dividends paid by the Portfolio is expected to be eligible for the dividends-received deduction allowed to corporations.

          Dividends and other distributions declared by the Portfolio in November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Shareholders receive Federal tax information regarding dividends and other distributions after the end of the year. The Portfolio is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not provide the Portfolio with a correct taxpayer identification number. Withholding at that rate from dividends and capital gain distributions also is required for such shareholders who otherwise are subject to backup withholding.

          The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Portfolio and its shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You are therefore urged to consult your tax adviser.

     Shareholder Information
     =========================================================================

          Each share of the Portfolio gives the shareholder one vote in matters submitted to shareholders for a vote. A shares and C shares of the Portfolio have equal voting rights, except in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. As a Massachusetts business trust, the Portfolio is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Portfolio's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

          No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

     Heritage Series Trust                                                                            [LOGO]
     Eagle International Equity
     Portfolio
     P.O. Box 10520
     St. Petersburg, FL  33733

     Investment Adviser                                                                              HERITAGE
     Eagle Asset Management, Inc.
     P.O. Box 10520                                                                         --------------------------
     St. Petersburg, FL 33733                                                                      Series Trust
     (800) 237-3101                                                                         --------------------------

     Investment Subadviser
     Martin Currie Inc.
     Saltire Court
     20 Castle Terrace
     Edinburgh, Scotland EH1 2ES
                                                                                            EAGLE INTERNATIONAL EQUITY
     Distributor                                                                                     PORTFOLIO
     Raymond James & Associates, Inc.                                                       CLASS A AND CLASS C SHARES
     P.O. Box 12749
     St. Petersburg, FL  33733
     (813) 573-3800

     Transfer Agent/
     Dividend Disbursing Agent                                                                      Prospectus
     Heritage Asset Management, Inc.
     P.O. Box 33022
     St. Petersburg, FL  33733
     (800) 421-4184

     Custodian
     State Street Bank and
       Trust Company
     P.O. Box 1912
     Boston, MA  02105

     Legal Counsel
     Kirkpatrick & Lockhart LLP

     Independent Accountants
     Coopers & Lybrand L.L.P.
                                                                                                 December __, 1995
        HERITAGE
     ______________________
        FAMILY OF FUNDS







                  STATEMENT OF ADDITIONAL INFORMATION
                   HERITAGE SERIES TRUST -
            EAGLE INTERNATIONAL EQUITY PORTFOLIO
                 CLASS A AND CLASS C SHARES

          This Statement of Additional Information ("SAI") dated December __, 1995, should be read with the Prospectus of the Eagle International Equity Portfolio (the "Portfolio"), a series of Heritage Series Trust, dated December __, 1995. This SAI is not a prospectus itself. To receive a copy of the Prospectus, write to Heritage Asset Management, Inc. ("Heritage") at the address below or call (800) 421-4184.

                           Heritage Asset Management, Inc.
                                880 Carillon Parkway
                            St. Petersburg, Florida 33716


                                  TABLE OF CONTENTS
                                                                            Page


     GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .     2
     INVESTMENT OBJECTIVE AND POLICIES OF THE PORTFOLIO  . . . . . . . . .     2
          Investment Objective   . . . . . . . . . . . . . . . . . . . . .     2
          Investment Policies  . . . . . . . . . . . . . . . . . . . . . .     2
     INVESTMENT LIMITATIONS  . . . . . . . . . . . . . . . . . . . . . . .    14
     NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    18
     INVESTING IN THE PORTFOLIO  . . . . . . . . . . . . . . . . . . . . .    20
          Alternative Purchase Plans   . . . . . . . . . . . . . . . . . .    20
          Purchases of A Shares at Net Asset Value   . . . . . . . . . . .    20
          Combined Purchase Privilege of A Shares (Right of Accumulation)     21
          Statement of Intention of A Shares   . . . . . . . . . . . . . .    22
     REDEEMING SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . .    22
          Systematic Withdrawal Plan   . . . . . . . . . . . . . . . . . .    22
          Telephone Transactions   . . . . . . . . . . . . . . . . . . . .    23
          Redemption in Kind   . . . . . . . . . . . . . . . . . . . . . .    24
          Receiving Payment  . . . . . . . . . . . . . . . . . . . . . . .    24
     EXCHANGE PRIVILEGE  . . . . . . . . . . . . . . . . . . . . . . . . .    25
     TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    25
     PORTFOLIO INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .    29
          Management of the Portfolio  . . . . . . . . . . . . . . . . . .    29
          Investment Adviser; Subadviser   . . . . . . . . . . . . . . . .    32
          Brokerage Practices  . . . . . . . . . . . . . . . . . . . . . .    34
          Distribution of Shares   . . . . . . . . . . . . . . . . . . . .    35
          Administration of the Portfolio  . . . . . . . . . . . . . . . .    38
          Potential Liability  . . . . . . . . . . . . . . . . . . . . . .    38
     APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   A-1

     GENERAL INFORMATION
     -------------------

          Heritage   Series  Trust   (the   "Trust")   was  established   as   a
     Massachusetts business trust under a Declaration of Trust dated October 28, 1992. Eagle International Equity Portfolio (the "Portfolio") is one of the Trust's separate investment portfolios. The Portfolio offers multiple classes of shares designed to meet the needs of different groups of investors. This Statement of Additional Information ("SAI") relates only to the Class A shares ("A shares") and Class C shares ("C shares") of the Portfolio.

          The Portfolio is structured to combine the regional and global presence of larger, well-known companies in established markets with the potentially rapid growth of companies in the expanding economies of many emerging countries.

          Eagle Asset Management, Inc., the Portfolio's investment adviser ("Eagle"), has retained Martin Currie Inc. as the Portfolio's investment subadviser (the "Subadviser"). The Subadviser's parent company, Martin Currie Limited, is a privately owned international advisory firm that was established in 1881. Martin Currie Limited, coupled with the Subadviser, employs more than 30 investment professionals who comprise six geographic investment teams that service more than $5 billion in investor's assets.

          The Subadviser uses a top down country allocation and a bottom up stock selection process. In choosing in which countries to invest assets, the Subadviser considers the major economic trends in that country, any political and economic changes in the country and the countries' capital flow. In choosing individual companies the Subadviser, based on a growth style with a value component, considers the company's business strategy, relative value and earnings momentum.

     INVESTMENT OBJECTIVE AND POLICIES OF THE PORTFOLIO
     --------------------------------------------------

          Investment Objective
          --------------------

          The Portfolio's investment objective, as described in the Prospectus, is capital appreciation. Income is an incidental consideration. The Portfolio seeks to achieve this objective principally through investment in an international portfolio of equity securities.

          Investment Policies
          -------------------

     American  Depository   Receipts  ("ADRs"),   European  Depository  Receipts
     ("EDRs"), Global Depository Receipts ("GDRs") and International Depository Receipts ("IDRs")

          The Portfolio may invest in sponsored or unsponsored ADRs, EDRs, GDRs, IDRs or other similar securities representing interests in or convertible into securities of foreign issuers ("Depository Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below.

     Convertible Securities
     ----------------------

          The Portfolio may invest in convertible securities, as described in the Prospectus. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Subadviser, on behalf of the Portfolio, will decide to invest based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock, and the judgment of the value of the convertible security relative to the common stock at current prices. Convertible securities in which the Portfolio may invest include corporate bonds, notes and preferred stock that can be converted into (exchanged for) common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

     Forward Commitments
     -------------------

          As described in the Prospectus under the caption "Forward Commitments, When-Issued and Delayed Delivery Transactions," the Portfolio may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), if the Portfolio either (1) holds, and maintains until the settlement date in a segregated account, cash or high grade debt obligations in an amount sufficient to meet the purchase price or (2) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. The Portfolio may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

     Futures and Forward Transactions
     --------------------------------

          The Prospectus describes the Portfolio's use of forward contracts and futures contracts. See "Futures Transactions; Foreign Currency Transactions," in the Prospectus. The following discussion relates to the use of such strategies by the Portfolio.

          Cover. Transactions using forward contracts and futures contracts expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Securities Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

          Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding forward contract or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

          Forward Contracts. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date the forward contract is agreed upon by the parties, at a price set at the time of the forward contract is entered into. Forward contracts are traded directly between the Portfolio and a contra party (usually a large commercial bank). Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward contract, it relies on its contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

          The Portfolio may enter into forward contracts in order to protect against uncertainty in the level of future foreign exchange rates. Since investment in foreign companies will usually involve foreign currencies, and since the Portfolio may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of the Portfolio as measured in U.S. dollars may be affected by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversion between various currencies. Accordingly, the Portfolio may use currency forward contracts:

          1. When the Subadviser wishes to "lock in" the U.S. dollar price of a security when the Portfolio is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency; or

          2. When the Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract to sell the foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency.

          As to the first circumstance, when the Portfolio enters into a trade for the purchase or sale of a security denominated in a foreign currency or anticipates receiving a dividend or interest payment in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying securities transaction, the Portfolio will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

          Under the second circumstance, when the Subadviser believes that the currency of a particular country may suffer a substantial decline, the Portfolio could enter into a forward contract to sell for a fixed U.S. dollar amount the amount of the foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency.

          The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

          Of course, the Portfolio is not required to enter into forward contracts and will not do so unless deemed appropriate by the Subadviser. The Portfolio generally will not enter into a forward contract with a term of greater than one year. The Portfolio's ability to engage in forward contracts may be limited by tax considerations.

          Futures Contracts. The Portfolio may only purchase or sell stock index or currency futures contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity, currency or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying security or currency in a specified delivery month at a stated price. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

          Although futures contracts by their terms call for actual delivery or acceptance of currencies or financial instruments, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or currency and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

          The purchase (that is, a long position) or sale (that is, a short position) of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser or seller realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

          The Portfolio may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities it owns or intends to acquire. The Portfolio may sell stock index futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline can be reduced without employing futures as a hedge by selling securities. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads. The sale of futures contracts provides an alternative means of hedging the Portfolio against a decline in the value of its investments. As such values decline, the value of the Portfolio's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Portfolio's securities that are being hedged. While the Portfolio will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the sale of securities. Employing futures as a hedge may also permit the Portfolio to assume a defensive posture without selling securities.

          Currency Futures. A currency futures contract sale creates an obligation by the Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified future time for a stated price. A currency futures contract purchase creates an obligation by the Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a stated price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of the currency futures contract is effected by entering into an offsetting purchase or sale transaction.

          Stock Index Futures. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

          The Portfolio may engage in transactions in stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities held in the Portfolio's portfolio or that the Portfolio intends to purchase.

          The risk of imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of the Portfolio's portfolio diverges from the securities included in the applicable index. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, the Portfolio may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index. It is also possible that, where the Portfolio has sold futures contacts to hedge its securities against decline in the market, the market may advance and the value of securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

          Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before the Portfolio is able to invest in securities in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

          Limitations on the Use of Futures Portfolio Strategies. If the Portfolio enters into futures contracts for other than bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin required to establish these positions may not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account any unrealized profits and unrealized losses on any such contracts it has entered into. This limitation does not limit the percentage of the Portfolio's assets at risk to 5%.

          In addition, for as long as required by applicable state securities regulation, (1) the Portfolio will only buy or sell futures contracts that are listed on a national commodities exchange, and (2) the aggregate margin deposits on all futures held at any time by the Portfolio will not exceed 5% of the Portfolio's total assets.

          The Portfolio's ability to engage in the futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures. Therefore, no assurance can be given that the Portfolio will be able to utilize these instruments effectively for the purpose set forth above. Furthermore, the Portfolio's ability to engage in futures transactions may be limited by tax considerations.

     Futures and Forward Transactions - Risk Factors
     -----------------------------------------------

          Futures and Forward Contracts. Investment by the Portfolio in futures and forward contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures or forward contract and the price of the security or currency being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures or forward contract moves more than the price of the hedged security or currency, the Portfolio would experience either a loss or gain on the future or forward that is not completely offset by movements in the price of the hedged securities or currency. To compensate for imperfect correlation, the Portfolio may purchase or sell futures or forward contracts in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the futures or forward contracts. Conversely, the Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the futures or forward contracts.

          Futures or forward contracts may be used to hedge against a possible increase in the price of securities or currencies that the Portfolio anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Portfolio does not then invest in such securities or currencies because of concern as to possible further market decline or for other reasons, the Portfolio may realize a loss on the futures or forward contract that is not offset by a reduction in the price of the securities or currencies purchased.

          The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

          The successful use of transactions in futures and forward contracts also depends on the ability of the Subadviser to forecast correctly the direction and extent of stock market and currency exchange rate movements within a given time frame. To the extent prices or rates remain stable during the period in which a futures or forward contract is held by the Portfolio or such prices or rates move in a direction opposite to that anticipated, the Portfolio may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities or currency position. As a result, the Portfolio's total return for such period may be less than if it had not engaged in the hedging transaction.

          Foreign Currency Strategies. The Portfolio may use futures on foreign currencies and forward contracts to hedge against movements in the values of the foreign currencies in which the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

          The value of futures contracts and forward contracts depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of futures contracts or forward contracts, the Portfolio could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

          There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the futures contracts until they reopen.

          Settlement of futures contracts and forward contracts involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Illiquid Securities
     -------------------

          As stated in the Prospectus, the Portfolio will not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy includes repurchase agreements maturing in more than seven days. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the board of trustees of the Trust ("Board of Trustees" or "Board"), or Eagle, or the Subadviser, as applicable, has determined under Board-approved guidelines are liquid.

          Restricted securities that are illiquid may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time that the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

          In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities, and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

          Rule  144A under  the 1933  Act establishes  a "safe  harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at reasonable prices. Currently the Portfolio does not intend to invest more than 5% of its assets in Rule 144A securities.

     Loans of Portfolio Securities
     -----------------------------

          The Portfolio may lend its securities. Securities loans are made to broker-dealers or other financial institutions pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities lent. The borrower pays the Portfolio an amount equal to any dividends or interest received on the securities lent. The Portfolio retains all or a portion of the interest received on investments of the cash collateral or receives a fee from the borrower. The Portfolio may call such loans in order to sell the securities involved. In the event that the Portfolio reinvests cash collateral, it is subject to the risk that both the reinvested collateral and the loaned securities will decline in value. In addition, in such event, it is possible that the securities loan may not be fully collateralized.

     Lower Rated Securities-Risk Factors
     -----------------------------------

          The Portfolio may invest in convertible securities that are rated below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or if unrated, are considered by the Subadviser to be below investment grade (sometimes referred to as "junk bonds"). The prices of these lower rated securities tend to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress which adversely affects their ability to service principal and interest payment obligations, to meet projected business goals, or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Portfolio may incur additional expenses to seek recovery. In addition, lower rated securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security.

          To the extent that there is no established retail secondary market, there may be thin trading of lower rated securities. This may lessen the Portfolio's ability to accurately value these securities and its ability to dispose of these securities. Additionally, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yielding securities, especially in a thinly traded market. Certain lower rated securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties; thus, the responsibilities of the Board of Trustees to value lower rated securities in the Portfolio becomes more difficult with judgment playing a greater role.

          Frequently, the higher yields of lower rated securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer's financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the lower rated securities market and on the market value of the lower rated securities held by the Portfolio, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings. Proposed new laws may impact the market for lower rated fixed income securities.

     Preferred Stock
     ---------------

          Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth is limited. Although the dividend is set at a fixed annual rate, it can be changed or omitted by the issuer at any time.

     Repurchase Agreements
     ---------------------

          The Portfolio may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which the Portfolio would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's costs plus interest). The value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. Eagle and the Subadviser, as appropriate, will monitor the creditworthiness of the counterparties.

     Short-Term Investments
     ----------------------

          Euro/Yankee Bonds. The Portfolio may invest in dollar denominated bonds issued by foreign branches of domestic banks ("Eurobonds") and dollar denominated bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). Investment in Eurobonds and Yankee bonds entail certain risks similar to investment in foreign securities in general, as previously discussed.

          Money Market Instruments. Investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P. Commercial paper includes notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. Investments in certificates of deposit are made only with domestic institutions with assets in excess of $1.0 billion. See the Appendix for a description of commercial paper ratings

     Warrants and Rights
     -------------------

          The Portfolio may invest up to 5% of its net assets in warrants or rights (valued at the lower of cost or market) which entitle the holder to buy equity securities at a specific price for a specified period of time, provided that no more than 2% of its net assets are invested in warrants not listed on the New York or American Stock Exchanges. The Portfolio may invest in warrants or rights acquired by the Portfolio as part of a unit or attached to securities at the time of purchase without limitation.

     When-Issued and Delayed Delivery Transactions
     ---------------------------------------------

          As described in the Prospectus under "Forward Commitments, When-Issued and Delayed Delivery Transactions," the Portfolio may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Portfolio purchases securities on a when-issued or delayed delivery basis, it is required either (1) to create a segregated account with the Portfolio's custodian and to maintain in that account cash, U.S. Government securities or other high grade debt obligations in an amount equal on a daily basis to the amount of the Portfolio's when-issued or delayed delivery commitments or (2) to enter into an offsetting forward sale of securities it owns equal in value to those purchased. The Portfolio will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. When the time comes to pay for when-issued or delayed-delivery securities, the Portfolio will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than the Portfolio's payment obligation).

     Note on Shareholder Approval
     ----------------------------

          Unless otherwise indicated, the investment policies of the Portfolio may be changed without shareholder approval.

     INVESTMENT RESTRICTIONS
     ----------------------

          In addition to the limits disclosed in "Investment Policies" above and the investment limitations described in the Prospectus, the Portfolio is subject to the following investment limitations, which are fundamental policies of the Portfolio and may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The Portfolio will not:

          (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure, such as to facilitate the meeting of higher redemption requests than anticipated (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. As a matter of nonfundamental investment policy, the Portfolio may not make any additional investments if, immediately after such investments, outstanding borrowings of money would exceed 5% of the current value of the Portfolio's total assets.

          (2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by the Portfolio of initial or variation margin in connection with futures contracts, forward contracts or options is not considered the purchase of a security on margin.)

          (3) Make short sales of securities or maintain a short position, except that the Portfolio may maintain short positions in connection with its use of options, futures contracts, forward contracts and options on futures contracts, and the Portfolio may sell short "against the box." As a matter of nonfundamental investment policy, the Portfolio will not sell securities short "against the box."

          (4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

          (5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

          (6) Purchase or sell commodities or commodity contracts, except the Portfolio may purchase and sell forward contracts, futures contracts, options and foreign currency.

          (7)  Make  loans,  except  by  purchase  of  debt  obligations  or  by
     entering  into  repurchase  agreements  or  through   the  lending  of  the
     Portfolio's portfolio securities.

          (8) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities.

          (9) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

          (10) Concentrate more than 25% of the value of its total assets in any one industry.

          (11) The  Portfolio  may  not  issue  senior   securities,  except  as
     permitted by the investment objective and policies and investment limitations of the Portfolio or with respect to transactions involving
     options,   futures,  forward   currency   contracts  or   other   financial
     instruments.

          It is contrary to the Trust's present policy with respect to the Portfolio, which may be changed by the Trustees without shareholder approval, to:

          (1) Invest in securities of an issuer, which, together with any predecessors or controlling persons, has been in operation for less than three consecutive years if, as a result, the aggregate of such investments would exceed 5% of the value of the Portfolio's net assets; provided, however, that this restriction shall not apply to any obligation of the U.S. Government or its instrumentalities or agencies.

          (2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

          (3) Make investments for the purpose of gaining control of a company's management.

          (4) Invest in securities of any issuer if, to the knowledge of the Trust, any officers and Trustees of the Trust and officers and directors of Eagle who individually own beneficially more than 1/2 of 1% of the securities of that issuer, own beneficially in the aggregate more than 5%.

          (5) Invest more than 10% of its total assets in securities of other investment companies. For purposes of this restriction, foreign banks and foreign insurance companies or their respective agents or subsidiaries are not considered investment companies. (Under the 1940 Act, no registered investment company may (a) invest more than 10% of its total assets (taken at current value) in securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of its total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.) In addition, the Portfolio may invest in the securities of other investment companies in connection with a merger, consolidation or acquisition of assets or other reorganization approved by the Portfolio's shareholders. The Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.

          (6)  Purchase or sell options, other than warrants.

          All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     NET ASSET VALUE
     ---------------

          The net asset values of the A shares and C shares are determined daily, Monday through Friday, except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, as of the close of regular trading on the New York Stock Exchange (the "Exchange"). Net asset value for each class is calculated by dividing the value of the total assets of the Portfolio attributable to that class, less all liabilities (including accrued expenses) attributable to that class, by the number of class shares outstanding, the result being adjusted to the nearest whole cent. A security listed or traded on the Exchange, or other domestic or foreign stock exchanges, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the most recent bid price is used. When market quotations for options and futures positions held by the Portfolio are readily available, those positions will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. Securities and other assets for which market quotations are not readily available, or for which Eagle or the Subadviser has reason to question the validity of quotations they receive, are valued at fair value as determined in good faith by the Board of Trustees. For valuation purposes, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

          The Board may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practical for the Portfolio fairly to determine the value of its net assets, or (4) for such other periods as the SEC may by order permit for the protection of the holders of the Portfolio's A shares and C shares.

          All securities and other assets quoted in foreign currency and forward currency contracts are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Portfolio's custodian. Foreign currency exchange rates are generally determined prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events will not be reflected in a computation of the Portfolio's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. The foreign currency exchange transactions of the Portfolio conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

          Because of differences in  time zones  and trading practices,  trading on European and Far Eastern securities exchanges and OTC markets is normally completed before the close of business on the Exchange on each day the Exchange is open. In addition, European or Far Eastern securities trading may not take place on all business days in New York, or may take place on certain days when the Exchange is not open and on which the Portfolio's net asset value is not calculated. The Portfolio calculates net asset value per share, and thus effects sales and redemptions, as of the close of trading on the Exchange once on each day on which the Exchange is open. If events materially affecting the value of such securities occur between the time when their price is determined (as of the close of the foreign markets) and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     PERFORMANCE INFORMATION
     -----------------------

          A shares  and  C shares  of the  Portfolio  are expected  to  commence operations on or about December __, 1995, and thus have no past performance. However, for purposes of advertising performance, and in accordance with the Securities and Exchange Commission staff interpretations, the Portfolio has adopted the performance of the Eagle Class shares ("Eagle shares") of the Portfolio. The performance figures for A shares and C shares will differ, however, because the performance figures for the Eagle shares reflect differing 12b-1 fees, Distribution Plan fees or other class expenses that will be borne by A shares and C shares.

          The performance data for A shares and C shares of the Portfolio quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for each class used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                     n
                               P(1+T)  = ERV

               where:  P =     a hypothetical initial payment of $1,000
                       T =     average annual total return
                       n =     number of years
                     ERV =     ending  redeemable value of a hypothetical $1,000
                               payment made at the beginning of the period at the end of that period.

          In calculating the ending redeemable value for A shares, the current maximum sales load of 4.75% is deducted from the initial $1,000 payment and all dividends and other distributions by the Portfolio are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.

          Based on this formula, annualized total return for the Eagle shares was ____% for the period from the commencement of active operations on ____________, 1995 through October 31, 1995.

          The Portfolio also may from time to time include in such advertising and promotional materials total return figures that are not calculated according to the formula set forth above for each class of its shares. For example, in comparing the cumulative total return of A shares or C shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or with such market indices as the Dow Jones Industrial Average and the Standard & Poor's 500 Composite Stock Price Index, the Portfolio calculates its cumulative total return for each class for the specified periods of time by assuming an investment of $10,000 in that class of shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.
     Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Portfolio does not, for this purpose, deduct from the initial value invested any amount representing front-end sales loads or CDSLs. By not annualizing the performance and excluding the effect of the sales load or CDSL, the total return calculated in this manner will simply reflect the increase in net asset value per class share over a period of time, adjusted for dividends and other distributions.
     Calculating total return without taking into account the sales load or CDSL results in a higher rate of return than calculating total return net of the sales load or CDSL.

     INVESTING IN THE PORTFOLIO
     --------------------------

          The procedure for purchasing shares of the Portfolio is explained in the Prospectus under "How to Buy Shares."

          Alternative Purchase Plans
          --------------------------

          A shares are sold at their next determined net asset value plus a sales load on days the Exchange is open for business. C shares are sold at their next determined net asset value on days the Exchange is open for business, subject to a 1% CDSL if the investor redeems such shares within one year. Heritage Asset Management, Inc. ("Heritage"), as the Portfolio's transfer agent, will establish an account with the Portfolio and will transfer funds to the Custodian. Normally, orders will be accepted upon receipt of funds and will be executed at the net asset value determined as of the close of regular trading on the Exchange on that day plus any applicable sales load. See "Alternative Purchase Plans" in the Prospectus. The Portfolio reserves the right to reject any order for its shares. The Portfolio's distributor, Raymond James & Associates, Inc. ("RJA" or the "Distributor"), has agreed that it will hold the Portfolio harmless in the event of loss as a result of cancellation of trades in Portfolio shares by the Distributor, its affiliates or its customers.

          Purchases of A Shares at Net Asset Value
          ----------------------------------------

          Cities, counties, states or instrumentalities, and their departments, authorities or agencies are able to purchase A shares of the Portfolio at net asset value as long as certain conditions are met: the governmental entity is prohibited by applicable investment laws, codes or regulations from paying a sales load in connection with the purchase of shares of a registered investment company; it has determined that such A shares are a legally permissible investment; and any relevant minimum purchase amounts are met.

          In the instance of discretionary fiduciary assets or trusts, or governmental purchases through a registered broker-dealer with which the Distributor has a dealer agreement, Heritage may make a payment out of its own resources to the Distributor, which may reallow the payment to the selling broker-dealer. However, the Distributor and the selling broker-dealer may be required to reimburse Heritage for these payments if investors redeem shares within a specified period.

          Combined Purchase Privilege of A Shares (Right of Accumulation)
          ---------------------------------------------------------------

          Certain investors may qualify for sales load reductions of A shares indicated in the above sales load schedule in the Prospectus by combining purchases of A shares into a single "purchase," if the resulting "purchase" totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases which, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing A shares of the Portfolio for his or their own account; a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of A shares or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser.

          The applicable sales load of A shares will be based on the total of:

          (i) the investor's current purchase;

          (ii) the net asset value (at the close of business on the previous day) of (a) all A shares of the Portfolio held by the investor and
          (b) all A shares of any other Heritage open end mutual fund advised by Eagle or Heritage ("Heritage Mutual Fund") held by the investor and purchased at a time when A shares of such Portfolio were distributed subject to a sales load (including Heritage Cash Trust shares acquired by exchange); and

          (iii) the net asset value of all A shares described in paragraph (ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single "purchase."

          A shares of Heritage Income Trust-Limited Maturity Government Fund purchased after July 31, 1992, without payment of a sales load, will be deemed to fall under the provisions of section (ii) above as if they had been distributed without being subject to a sales load, unless those shares were acquired through an exchange of other shares which were subject to a sales load.

          Statement of Intention of A Shares
          ----------------------------------

          Investors also may obtain the reduced sales loads shown in the Prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $25,000 within a period of 13 months in A shares of the Portfolio or any other Heritage Mutual Fund. Each purchase of A shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement. At the investor's option, a Statement of Intention may include purchases of A shares of the Portfolio or any other Heritage Mutual Fund made not more than 90 days prior to the date that the investor signs a Statement of Intention; however, the 13-month period during which the Statement is in effect will begin on the date of the earliest purchase to be included.

          The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales load applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed A shares will be involuntarily redeemed to pay the additional sales load, if necessary. When the full amount indicated has been purchased, the escrow will be released. To the extent an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales load, the sales load will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales load will be used to purchase additional A shares of the Portfolio subject to the rate of sales load applicable to the actual amount of the aggregate purchases. An investor may amend his Statement of Intention to increase the indicated dollar amount and begin a new thirteen-month period. In this case, all investments subsequent to the amendment will be made at the sales load in effect for the higher amount. The escrow procedures discussed above will apply.

     REDEEMING SHARES
     ----------------

          The methods of redemption are described in the section of the Prospectus entitled "How to Redeem Shares."

          Systematic Withdrawal Plan
          --------------------------

          Shareholders may also elect to make systematic withdrawals from a Portfolio account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account ("IRA"), Simplified Employee Pension Plan or other retirement plan, unless withdrawals from these types of accounts may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or Heritage. Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on the 10th day of each month or the 10th day of the last month of each period, whichever is applicable. Systematic withdrawals of C shares, if made within one year of the date of purchase, will be charged with a CDSL of 1%. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding business day, minus any applicable CDSL for C shares. The check for the withdrawal payment will usually be mailed on the next business day following redemption. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be automatically reinvested in Portfolio shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to the Heritage or the Distributor. The Portfolio, Heritage, and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

          Withdrawal payments are treated as a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of the original investment may be correspondingly reduced.

          Ordinarily, shareholders should not purchase additional A shares of the Portfolio if maintaining a Systematic Withdrawal Plan because they may incur tax liabilities in connection with such purchases and withdrawals. The Portfolio will not knowingly accept purchase orders for A shares from shareholders for additional A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, shareholders who maintain such a Plan may not make periodic investments in A shares under the Portfolio's Automatic Investment Programs, as defined in the Prospectus.

          Telephone Transactions
          ----------------------

          Shareholders may redeem shares by placing a telephone request to the Portfolio. The Trust, Heritage, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures which are reasonable designed to ensure that such instructions are genuine, such as
     (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the Portfolio, Heritage, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

          Redemption in Kind
          ------------------

          The Portfolio is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Portfolio's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving portfolio instruments and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

          Receiving Payment
          -----------------

          If a request for redemption is received by the Portfolio in good order (as described in the Prospectus) before the close of regular trading on the Exchange, the shares will be redeemed at the net asset value per share determined at such close, minus any applicable CDSL for C shares. Requests for redemption received by the Portfolio after the close of regular trading on the Exchange will be executed at the net asset value determined as of the close of trading on the Exchange on the next trading day, minus any applicable CDSL for C shares.

          If shares of the Trust are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSL for C shares. Requests for redemption received after the close of regular trading will be executed on the next trading day. Payment for shares redeemed will normally be made by the Portfolio to the Distributor or participating dealer on the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Portfolio or, if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or participating dealer prior to settlement date.

          Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of Portfolio shares can be directed to a registered representative of the Distributor or a participating dealer, or to the Heritage.

     EXCHANGE PRIVILEGE
     ------------------

          Shareholders who have held Portfolio shares for at least 30 days may exchange some or all of their A shares or C shares for corresponding classes of shares of any other Heritage Mutual Portfolio. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents as described in such fund's prospectus, or (2) a telephone request for such exchange in accordance with the procedures set forth below.

          A shares of Heritage Income Trust-Limited Maturity Government Fund purchased from February 1, 1992 through July 31, 1992, without payment of a sales load may be exchanged into A shares of the Portfolio without payment of any sales load. A shares of Heritage Income Trust-Limited Maturity Government Fund purchased after July 31, 1992 without a sales load will be subject to a sales load when exchanged into A shares of the Portfolio, unless those shares were acquired through an exchange of other A shares which were subject to a sales load.

          Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange. For a discussion of limitation of liability of certain entities, see "Telephone Transactions."

          Telephone exchanges can be effected by calling the Heritage at 800-421-4184, or by calling a registered representative of the
     Distributor, a participating dealer or participating bank ("Representative"). In the event that a shareholder or his Representative is unable to reach the Heritage by telephone, a telephone exchange can be effected by sending a telegram to Heritage Asset Management, Inc., attention: Shareholder Services. Telephone or telegram requests for an exchange received by the Portfolio before the close of regular trading on the Exchange will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

     TAXES
     -----

          General. In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Portfolio -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income
     (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of secu-rities, or any of the following, that were held for less than three months -- options or futures (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

          The Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

          If shares of the Portfolio are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

          Income from Foreign Securities. Dividends and interest received by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of in-vestments by foreign investors. If more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Pursuant to any such election, the Portfolio would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the share-holder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's Federal income tax. The Portfolio will report to its shareholders shortly after each taxable year their respective shares of the Portfolio's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

          The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Portfolio will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

          If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

          Proposed regulations have been published pursuant to which open-end RICs, such as the Portfolio, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this con-text, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

          Gains  or  losses  (1) from the  disposition  of  foreign  currencies,
     (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues dividends, interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to its shareholders.

          Hedging Strategies. The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options and futures and forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and futures and forward contracts thereon, that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

          If the Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Portfolio does not so qualify, it may be forced to defer the closing out of certain options, futures and forward contracts beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio to qualify as a RIC.

          Certain options and futures in which the Portfolio may invest will be "section 1256 contracts." Section 1256 contracts held by the Portfolio at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Portfolio has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

     PORTFOLIO INFORMATION
     ---------------------

          Management of the Portfolio
          ---------------------------

          Trustees and Officers. Trustees and officers are listed with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), RJA, Eagle and Heritage.



                                            Position with                             Principal Occupation
                 Name                         the Trust                              During Past Five Years
                 ----                       -------------                            ----------------------

       Thomas A. James*           Trustee                            Chairman of the Board since 1986, Chief Executive
       880 Carillon Parkway                                          Officer since 1969 and President from 1972-1986 of
       St. Petersburg, FL                                            RJF; Chairman of the Board of RJA since 1986 and
       33716                                                         President of RJA 1972-1990; Chairman of the Board of
                                                                     Eagle since 1984 and Chief Executive Officer of Eagle
                                                                     since July 1994.

       Richard K. Riess*          Trustee                            President of Eagle since January 1995; Chief
       880 Carillon Parkway                                          Operating Officer of Eagle since July 1988;
       St. Petersburg, FL                                            Executive Vice President of Eagle from July 1988-
       33716                                                         December 1994; President of Heritage Mutual Funds,
                                                                     June 1985-November 1991; President of Heritage, June
                                                                     1985-March 1989;  Senior Vice President of RJA,
                                                                     August 1987-March 1989.

       Donald W. Burton            Trustee                           President of South Atlantic Capital Corporation (ven-
       614 W. Bay Street                                             ture capital) since October 1981.
       Suite 200
       Tampa, FL  33606


       C. Andrew Graham            Trustee                           Vice President of Financial Designs Ltd. since 1992;
       Financial Designs, Ltd.                                       Executive Vice President of the Madison Group, Inc.,
       1775 Sherman Street                                           October 1991-1992; Principal of First Denver
       Suite 1900                                                    Financial Corporation (investment banking) since
       Denver, CO  80203                                             1987; Chairman of the Board of Quinoco Petroleum,
                                                                     Inc., 1985-1986; Chief Executive Officer and Chairman
                                                                     of the Board of Emcor Petroleum, Inc. (oil and gas
                                                                     exploration and production), 1977-1985.




                                       -  29  -







                                            Position with                             Principal Occupation
                 Name                         the Trust                              During Past Five Years
                 ----                       -------------                            ----------------------

       David M. Phillips          Trustee                            Chairman and Chief Executive Officer of CCC
       World Trade Center                                            Information Services, Inc. since 1994 and of InfoVest
         Chicago                                                     Corporation (information services to the insurance
       444 Merchandise Mart                                          and auto industries and consumer households) since
       Chicago, IL  60654                                            October 1982.


       Eric Stattin                Trustee                           Litigation Consultant/Expert Witness and Private
       2455 Meadows Drive                                            Investor since February 1988; Chairman of the Board,
       Park City, UT  84060                                          September 1986-February 1988, and President, June
                                                                     1985-February 1988 of Florida Federal Savings and
                                                                     Loan Association; Managing Director of Shearson
                                                                     Lehman Brothers in Los Angeles, 1979-June 1985.

       James L. Pappas             Trustee                           Dean of College of Business Administration since
       University of South                                           August 1987 and Lykes Professor of Banking and
         Florida                                                     Finance since August 1986, University of South
       College of Business                                           Florida; Academic Dean of the Graduate School of
         Administration                                              Banking, Madison, Wisconsin, 1983-1986, Professor of
       Tampa, Florida 33620                                          School of Business Administration at University of
                                                                     Wisconsin, 1968-1986; Board Member, Marine Bank, Dane
                                                                     County, 1983-1986.


       Stephen G. Hill             President                         Chief Executive Officer and President of Heritage
       880 Carillon Parkway                                          since April 1989.
       St. Petersburg, FL
       33716

       Brian C. Lee                Senior Vice                       Senior Vice President of Eagle since November 1991;
       880 Carillon Parkway        President                         prior to 1991, Vice President and National Product
       St. Petersburg, FL                                            Manager for the Consulting Services Division of
       33716                                                         Shearson Lehman Brothers.


       Barry E. Schneirov          Vice                              Vice President of Eagle since 1992; President of
       880 Carillon Parkway        President                         Vista Partners, Inc. 1992; associated with Trammell
       St. Petersburg, FL 33716                                      Crow Company from 1989-1991.


       Donald H. Glassman          Treasurer                         Treasurer of Heritage since May 1989; Treasurer,
       880 Carillon Parkway                                          Heritage Mutual Funds since May 1989.
       St. Petersburg, FL
       33716




                                       -  30  -







                                            Position with                             Principal Occupation
                 Name                         the Trust                              During Past Five Years
                 ----                       -------------                            ----------------------

       Clifford J. Alexander       Secretary                         Partner, Kirkpatrick & Lockhart (law firm).
       1800 M Street, N.W.
       Washington, D.C. 20036

       Patricia Schneider
       880 Carillon Parkway        Assistant                         Compliance Administrator
       St. Petersburg, FL          Secretary                         of Heritage.
       33716

       Steven W. Faber
       880 Carillon Parkway        Assistant                         Corporate Counsel of Eagle from 1990 to present;
       St. Petersburg, FL          Secretary                         Associate Corporate Counsel of RJF from 1989-1990.
       33716


       Robert J. Zutz              Assistant                         Partner, Kirkpatrick & Lockhart
       1800 M Street, N.W.         Secretary                         (law firm).
       Washington, D.C. 20036


                  * These  Trustees are  "interested persons"  as  such term  is defined under the 1940 Act.

          The Trustees and officers of the Portfolio as a group own less than 1% of the Portfolio's A shares and C shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

          The Trust currently pays Trustees who are not "interested persons" of the Trust $727 annually and $182 per meeting of the Board of Trustees.
     Trustees also are reimbursed for any expenses incurred in attending meetings. Because Eagle performs substantially all of the services necessary for the operation of the Portfolio, the Portfolio requires no employees. No officer, director or employee of Eagle receives any compensation from the Portfolio for acting as a director or officer. The following table shows the anticipated compensation earned by each Trustee who is not an "interested person of the Trust" for the fiscal year ended October 31, 1995.

                                                              Compensation Table


                                       -  31  -







                                                                                                       Total
                                                              Pension or                            Compensation
                                                              Retirement                              From the
                                         Aggregate         Benefits Accrued                          Trust and
                                     Compensation From      as Part of the         Estimated        the Heritage
             Name of Person,                the                 Trust's         Annual Benefits   Family of Funds
                Position                    Trust              Expenses         Upon Retirement   Paid to Trustees
             ---------------            ------------           --------         ---------------   ----------------

       Donald W. Burton, Trustee       $1,776                   $0                     $0             $16,000

       C. Andrew Graham, Trustee       $1,776                   $0                     $0             $16,000

       David M. Phillips, Trustee      $1,554                   $0                     $0             $14,000


       Eric Stattin,                   $1,776                   $0                     $0             $16,000
       Trustee

       James L. Pappas,                $1,776                   $0                     $0             $16,000
       Trustee

       Richard K. Riess,               $0                       $0                     $0             $0
       Trustee

       Thomas A. James,                $0                       $0                     $0             $0
       Trustee

          Investment Adviser; Subadviser
          ------------------------------

          The Portfolio's investment adviser, Eagle Asset Management, Inc., was organized as a Florida corporation in 1976. All the capital stock of Eagle is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

          Under an Investment Advisory and Administration Agreement ("Advisory Agreement") dated February 14, 1995, between the Trust, on behalf of the Portfolio, and Eagle, and subject to the control and direction of the Trustees, Eagle is responsible for overseeing the Portfolio's investment and noninvestment affairs. Under a Subadvisory Agreement, the Subadviser, subject to direction by Eagle and the Board of Trustees, will provide investment advice and portfolio management services to the Portfolio for a fee payable by Eagle.

          Eagle also is obligated to furnish the Portfolio with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Portfolios. Eagle and its affiliates also pay all the compensation of Trustees of the Trust who are employees of Eagle and its affiliates. The Portfolio pays all its other expenses that are not assumed by Eagle as described in the Prospectus. The Portfolio also is liable for such nonrecurring expenses as may arise, including litigation to which the Portfolio may be a party. The Portfolio also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

          The Advisory Agreement and the Subadvisory Agreement each were approved by the Trustees (including all of the Trustees who are not "interested persons" of Eagle or the Subadviser) and Eagle, as sole shareholder of the Portfolio, in compliance with the 1940 Act. Each Agreement will continue in force for a period of two years only so long as its continuance is approved at least annually by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Eagle, the Subadviser or the Trust, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Portfolio. The Advisory and Subadvisory Agreement each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by Eagle to the Portfolio and the Subadvisory Agreement may be terminated on not less than 60 days' written notice by Eagle or 90 days' written notice by the Subadviser. Under the terms of the Advisory Agreement, Eagle automatically becomes responsible for the obligations of the Subadviser upon termination of the Subadvisory Agreement. In the event Eagle ceases to be the adviser of the Portfolio or the Distributor ceases to be principal distributor of the Portfolio's A shares and C shares, the right of the Portfolio to use the identifying name of "Eagle" may be withdrawn.

          Eagle and the Subadviser shall not be liable to the Portfolio or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the Portfolio or for any losses that may be sustained in the purchase, holding or sale of any security.

          Advisory Fee. The annual investment advisory fee paid monthly by the Portfolio to Eagle is set forth in the Prospectus. Eagle has voluntarily agreed to waive management fees to the extent that the annual operating expenses of A shares, exclusive of foreign taxes paid, exceed 1.97% or to the extent that the annual operating expenses of C shares exceed 2.72% of average daily net assets attributable to that class during this fiscal year. To the extent that Eagle waives its fees for one class, it will waive its fees for the other class on a proportionate basis. For the fiscal year ended October 31, 1995, Eagle earned approximately $_______ (of which approximately $______ was waived).

          Eagle has entered into an agreement with the Subadviser to provide investment advice and portfolio management services to the Portfolio for a fee based on the Portfolio's average daily net assets paid by Eagle to the Subadviser equal to .50% on the first $100 million of assets and .40% thereafter, without regard to any reduction in fees actually paid to Eagle as a result of expense limitations. For the fiscal year ended October 31, 1995, Eagle paid the Subadviser subadvisory fees of approximately $________.

          Class-Specific Expenses. The Portfolio may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Portfolio's shares to which those expenses are attributable. For example, A shares bear higher transfer agency fees per shareholder account than those borne by C shares. The higher fee is imposed due to the higher costs incurred by Heritage in tracking shares subject to a CDSL because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fee will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

          State Expense Limitations. Certain states have established expense limitations for investment companies whose shares are registered for sale in that state. If the Portfolio's operating expenses (including the investment advisory fee, but not including distribution fees, brokerage commissions, interest, taxes and extraordinary expenses) exceed these expense limitations, the investment advisory fee paid will be reduced on a monthly basis by the amount of the excess. If applicable state expense limitations are exceeded, the amount to be reimbursed by Eagle will be limited by the amount of the investment advisory fee and the Portfolio may have to cease offering its shares for sale in certain states until the expense ratio declines. Any fees waived by Eagle can be recovered by it from the Portfolio when such recovery would not cause the Portfolio to exceed its expense limits. The most restrictive current state expense limit is 2.5% of the Portfolio's first $30 million in assets, 2.0% of the next $70 million in assets and 1.5% of all excess assets.

          Brokerage Practices
          -------------------

          Eagle and the Subadviser are responsible for the execution of the Portfolio's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the Portfolio necessarily will be paying the lowest commission or spread available. Rather, the Portfolio also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

          Consistent with the policy of most favorable price and execution, Eagle or the Subadviser may give consideration to research, statistical and other services furnished by brokers to them for their use. In addition, Eagle or the Subadviser may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that they determine in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to Eagle or the Subadviser in connection with services to clients other than the Portfolio. The Portfolio also may purchase and sell portfolio securities to and from dealers who provide it with research services. However, portfolio transactions will not be directed by the Portfolio to dealers on the basis of such research services.

          The Portfolio may use the Distributor or its affiliates or affiliates of the Subadviser as a broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor or its affiliates will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

          Eagle and the Subadviser also may select other brokers to execute portfolio transactions. In the over-the-counter market, the Portfolio generally deals with primary market-makers unless a more favorable execution can otherwise be obtained.

          The Portfolio may not buy securities from, or sell securities to the Distributor or its affiliates as principal. However, the Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which the Distributor or its affiliates are participants. The Board of Trustees will consider the possibilities of seeking to recapture for the benefit of the Portfolio expenses of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, its affiliates or certain affiliates of the Subadviser, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

          Section 11(a) of the Securities Exchange Act of 1934, as amended, prohibits the Distributor from executing transactions on an exchange for the Portfolio except pursuant to written consent by the Portfolio.

          Distribution of Shares
          ----------------------

          Raymond James & Associates, Inc. serves as the Distributor of A shares and C shares. The Distributor, participating dealers and participating banks with whom it has entered into dealer agreements offer shares of the Portfolio as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and service payments to participating dealers in connection with the sale of Portfolio shares. Pursuant to its Distribution Agreement with the Trust on behalf of the Portfolio with respect to A shares and C shares, the Distributor bears the cost of making information about the Portfolio available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to shareholders of A shares and C shares and for maintaining shareholder accounts. The Portfolio pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders. For the fiscal year ending October 31, 1995, the Portfolio paid (or accrued) $_______ in fees to the Distributor.

          As compensation for the services provided and expenses borne by the Distributor pursuant to the Distribution Agreement with respect to A shares, the Portfolio pays the Distributor the sales load described in the Prospectus and may pay a 12b-1 fee in an amount up to .35% of the Portfolio's average daily net assets in accordance with the A shares Plan described below. The 12b-1 fee is accrued daily and paid monthly, and currently is equal on an annual basis to .25% of average daily net assets. The Distributor may use this fee as a service fee to compensate participating dealers or participating banks, for services performed incidental to the maintenance of shareholder accounts.

          As compensation for the services provided and expenses borne by the Distributor pursuant to the Distribution Agreement with respect to C shares, the Portfolio pays the Distributor a distribution fee and a shareholder service fee in accordance with the C Shares Plan described below. The distribution fee is accrued daily and paid monthly, and currently is equal on an annual basis to .75% of average daily net assets. The service fee is accrued daily and paid monthly, and currently is equal on an annual basis to .25% of average daily net assets.

          In reporting amounts expended under the Plans to the Trustees, the Distributor will allocate expenses attributable to the sale of each class of Portfolio shares to such class based on the ratio of sales of shares of such class to the sales of all the classes of shares. The fees paid by one class of shares will not be used to subsidize the sale of any other class of shares.

          The Portfolio has adopted a Distribution Plan for the A shares (the "A Shares Plan") that, among other things, permits it to pay the Distributor the monthly 12b-1 fee out of its net assets to finance activity that is intended to result in the sale and retention of A shares. As required by Rule 12b-1 under the 1940 Act, the A Shares Plan was approved by Eagle, as the sole shareholder of the Portfolio, and the Board of Trustees, including a majority of the Trustees who are not interested persons of the Portfolio (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees") after determining that there is a reasonable likelihood that the Portfolio and its shareholders will benefit from the Plan.

          The Portfolio also has adopted a Distribution Plan for the C shares (the "C Shares Plan") which, among other things, permits it to pay the Distributor the monthly 12b-1 fee out of its net assets to finance activity which is intended to result in the sale and retention of C shares. The C Shares Plan was approved by the Board of Trustees, including a majority of the Independent Trustees after determining that there is a reasonable likelihood that the Trust and its shareholders will benefit from the Plan.

          The A Shares Plan and the C Shares Plan each may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Portfolio. The Trustees review quarterly a written report of Plan costs and the purposes for which such costs have been incurred. The A Shares Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in a Plan that would materially increase the distribution cost to a class requires shareholder approval of that class.

          The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The Portfolio may effect such termination by vote of a majority of the outstanding voting securities of the Portfolio or by vote of a majority of the Independent Trustees. For so long as either the A Shares Plan or the C Shares Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

          The Distribution Agreement and each of the above-referenced Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

          Administration of the Portfolio
          -------------------------------

          Administrative and Transfer Agent Services. Eagle, subject to the control of the Trustees, will manage, supervise and conduct the administrative and business affairs of the Portfolio; furnish office space and equipment; oversee the activities of the Subadviser and the Portfolio's custodian and fund accountant; and pay all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with Eagle and its affiliates. Heritage is the transfer and dividend disbursing agent for the Portfolio. The Portfolio pays Heritage a fee equal to its cost plus ten percent for its services as transfer and dividend disbursing agent.

          Under a separate Administration Agreement between Eagle and Heritage, Heritage will provide certain noninvestment services to the Portfolio for a fee payable by Eagle equal to .10% on the first $100 million of average daily net assets, and .05% thereafter.

          Custodian.   State Street  Bank  and Trust  Company, P.0.   Box  1912,
     Boston, Massachusetts 02105, serves as custodian of the Portfolio's assets and provides portfolio accounting and certain other services.

          Legal Counsel. Kirkpatrick & Lockhart LLP of 1800 M Street, N.W., Washington, D.C., 20036 serves as counsel to the Trust and Eagle.
     Schifino & Fleischer, P.A., 1 Tampa City Center, Suite 2700, Tampa, Florida, 33602 serves as counsel to the Distributor.

          Independent Accountants.   Coopers &  Lybrand L.L.P., One Post  Office
     Square, Boston, Massachusetts, 02109 is the independent accountants for the Trust.

          Potential Liability
          -------------------

          Under  certain  circumstances,  shareholders may  be  held  personally liable as partners under Massachusetts law for obligations of the Portfolio. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Portfolio. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Portfolio or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Portfolio's obligations, the Portfolio is required to use its property to protect or compensate the shareholder. On request, the Portfolio will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Portfolio. Therefore, financial loss resulting from liability as a shareholder will occur only if the Portfolio itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                       APPENDIX

     CORPORATE BOND RATINGS

     STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS
     ------------------------------------------------------

          AAA    Debt rated  "AAA"  has  the  highest rating  assigned  by  S&P.
     Capacity to pay interest and repay principal is extremely strong.

          AA   Debt rated "AA" has  a very strong  capacity to pay interest  and repay principal and differs from the higher rated issues only in small degree.

          A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB, B, CCC Debt rated "BB," "B" and "CCC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          B    Debt  rated  "B" has  a  greater  vulnerability  to  default  but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The

     "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          CC   The  rating  "CC" is  typically applied  to debt  subordinated to senior debt that is assigned an actual or impled "CCC" rating.

          C The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          CI   The  rating  "CI"  is  reserved  for  income  bonds  on  which no interest is being paid.

          D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          Plus  (+)  or Minus  (-):   The  ratings  from "AA"  to  "CCC"  may be
     modified by the addition of a plus or minus sign to show relative standing within the major categories.

          NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS
     ------------------------------------------------------

          Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than in Aaa securities.

          A    Bonds  which  are  rated  A  possess  many  favorable  investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

          Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca      Bonds  which are  rated  Ca  represent  obligations which  are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C    Bonds  which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

     COMMERCIAL PAPER RATINGS

     The rating services' descriptions of commercial paper ratings in which the Portfolios may invest are:

     Description of Standard & Poor's Ratings Group's Commercial Paper Ratings
     -------------------------------------------------------------------------

     A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

     Description of Moody's Investors Service, Inc.'s Commercial Paper Ratings
     -------------------------------------------------------------------------

     Prime-l. Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

                               HERITAGE SERIES TRUST -
                         EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         ------------------------------------

                              PART C. OTHER INFORMATION
                              -------------------------

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial   Statements   included   as  a   part   of   this
                    Registration Statement:

                    Included in Part A of the Registration Statement:       None

                    Included in Part B of the Registration Statement:       None

               (b)  Exhibits:

                    (1)  Declaration of Trust*

                    (2)  Bylaws*

                    (3)  Voting trust agreement -- none

                    (4)  Specimen security**

                    (5)(a)(i)      Investment   Advisory   and    Administration
                                   Agreement***

                       (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund****

                       (a)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund**

                       (b) Investment Advisory and Administration Agreement between Eagle Asset Management, Inc. and Eagle International Equity Portfolio (filed herewith)

                       (c)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Raymond James & Associates, Inc. relating to Small Cap Stock Fund***

                       (c)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund***

                       (d)(i) Form of Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Value Equity Fund****

                       (d)(ii) Amended Schedule A relating to the addition of the Growth Equity Fund**

                       (e) Form of Subadvisory Agreement between Eagle Asset Management, Inc. and Martin Currie Inc. relating to Eagle International Equity Portfolio (filed herewith)

                    (6)  Distribution Agreement***

                    (7)  Bonus, profit sharing or pension plans -- none

                    (8)  Form of Custodian Agreement*****

                    (9)  (a)   Form of Transfer Agency and Service
                               Agreement*****

                         (b) Form of Fund Accounting and Pricing Service Agreement****

                    (10) Opinion and consent of counsel -- none

                    (11) Accountants' consent -- none

                    (12) Financial statements omitted from prospectus -- none

                    (13) Letter of investment intent*****

                    (14) Prototype retirement plan**

                    (15)(a)    Plan pursuant to Rule 12b-1***

                        (b) Amended Schedule A relating to the addition of the Class A shares of the Value Equity Fund****

                        (c) Amended Schedule A relating to the addition of the Eagle Class shares of the Eagle International Equity Portfolio (filed herewith)

                        (d) Amended Schedule A relating to the addition of Class A shares of the Growth Equity Fund**

                        (e) Amended Schedule A relating to the addition of the Class A shares of the Eagle International Equity Portfolio**

                        (f) Amended Schedule A relating to the addition of the Class C shares of each portfolio**

                    (16) Performance Computation Schedule -- inapplicable

                    (17) Financial   Data  Schedule  for  Electronic  Filers  --
                         inapplicable

                    (18) Plan pursuant to Rule 18f-3**

                    * Incorporated by reference from the Registration Statement of the Trust, SEC File No. 33-57986, filed previously on February 5, 1993.

                    **         To be filed by subsequent amendment.

                    *** Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously on October 1, 1993.

                    **** Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement of the Trust filed, SEC File No. 33-57986, previously on November 4, 1994.

                    ***** Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously on March 16, 1993.

     Item 25.  Persons Controlled by or under
               Common Control with Registrant
               ------------------------------

               None.


     Item 26.  Number of Holders of Securities
               -------------------------------

                                         Number of Record Holders
     Title of Class                          October 26, 1995
     --------------                          ----------------

     Shares of beneficial interest

          Small Cap Stock Fund
               Class A Shares                     4,668
               Class C Shares                       397

          Value Equity Fund

               Class A Shares                     1,227
               Class C Shares                       500

          Growth Equity Fund
               Class A Shares                         0
               Class C Shares                         0

          Eagle International
            Equity Portfolio
               Class A Shares                         0
               Class C Shares                         0
               Eagle Class Shares                   151


     Item 27.  Indemnification
               ---------------

          Article XI, Section 2 of Heritage Series Trust's Declaration of Trust provides that:

          (a)  Subject to the exceptions and limitations  contained in paragraph
               (b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)  No  indemnification shall  be  provided  hereunder to  a  Covered
     Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

               (i)  such  Covered   Person  shall   have  provided   appropriate
     security for such undertaking;

               (ii) the Trust is insured against losses arising out of any such advance payments; or

               (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

          According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Article XII, Section  2 provides that,  subject to  the provisions  of
     Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

     Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust, on behalf of Eagle International Equity Portfolio, and Eagle Asset Management, Inc. ("Eagle"), provides that Eagle shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust or any Portfolio in connection with the matters to which the Advisory Agreement relate except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Eagle, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Eagle even though paid by it.

     Paragraph 9 of the Subadvisory Agreement ("Subadvisory Agreement") between Eagle and Martin Currie Inc. ("Subadviser") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Subadviser, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadviser shall not be subject to any liability to Eagle, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

     Paragraph 7 of the Distribution Agreement between the Trust, on behalf of the Eagle International Equity Portfolio and Raymond James & Associates, Inc. ("Raymond James") provides that, the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of
     Section 15 of the Securities Act of 1933, as amended (the "1933 Act") from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

          Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

     Item 28. I.    Business and Other Connections
                    of Investment Adviser
                    ------------------------------

          Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Eagle provides investment advisory services to the Eagle International Equity Portfolio. Information as to the officers and directors of Eagle is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

          Heritage Asset Management, Inc. is a Florida corporation that offers investment management services. Heritage provides investment advisory services to the Small Cap Stock, Value Equity, and Growth Equity Funds of the Trust. Information as to the directors and officers of Heritage is included in its current Form ADV filed with the SEC (registration number 801-25067) and is incorporated by reference herein.

               II.  Business and Other Connections of Subadviser
                    --------------------------------------------

          Martin  Currie  Inc.,  a  New  York  corporation,  is  a  wholly-owned subsidiary of Martin Currie Limited. Martin Currie Inc. is primarily engaged in the investment advisory business. Martin Currie Inc. provides subadvisory services to the Eagle International Equity Portfolio of the Trust. Information as to the officers and directors of Martin Currie Inc. is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

          Raymond James is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. It is primarily in the financial services business. The Research Department and Awad &
     Associates is a division of RJA. Information as to the officers and directors of RJA and Awad is included in RJA's current Form ADV filed with the SEC (registration number 801-10418) and is incorporated by reference herein.

          Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Information as to the officers and directors of Eagle is included in the current Form ADV filed with the SEC and is incorporated by reference herein.


     Item 29.  Principal Underwriter
               ---------------------

               (a) Raymond James & Associates, Inc. is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust.

               (b) The directors and officers of the Registrant's principal underwriter are:

                                           Positions & Offices                                Position
     Name                                   with Underwriter                                  with Registrant
     ----                                  -------------------                                ---------------
     Thomas A. James                       Chief Executive Officer,                           Trustee
                                           Director

     Robert F. Shuck                       Executive V.P., Director                           None

     Thomas S. Franke                      President, Chief Operating                         None
                                           Officer, Director

     Lynn Pippenger                        Secretary/Treasurer,                               None
                                           Chief Financial Officer,
                                           Director

     Dennis Zank                           Executive VP of Operations                         None
                                           and Administration, Director


     Item 30.  Location of Accounts and Records
               --------------------------------

          The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940, as amended, are maintained in the physical possession of the Trust's custodian, except that: Eagle will maintain some or all of the records required by Rule 31a-1(b)(l), (2) and (8); and the

     Subadviser will maintain some or all of the records required by Rule 31a-1(b) (2), (5), (6), (9), (10) and (11).

     Item 31.  Management Services
               -------------------

               Not applicable.

     Item 32.  Undertakings
               ------------

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

                                  INDEX TO EXHIBITS


     Exhibit
     Number              Description                             Page
     ------              -----------                             ----
       1                 Declaration of Trust*

       2                 Bylaws*

       3                 Voting trust agreement -- none

       4                 Specimen security**

       5(a)(i)           Investment Advisory and
                         Administration Agreement***

       5(a)(ii)          Amended Schedule A relating to
                         the addition of the Value Equity
                         Fund****

       5(a)(iii)         Amended Schedule A relating to
                         the addition of the Growth Equity
                         Fund**

       5(b)              Investment Advisory and
                         Administration Agreement between
                         Eagle Asset Management, Inc.
                         and Eagle International Equity
                         Portfolio (filed herewith)

       5(c)(i)           Subadvisory Agreement between
                         Heritage Asset Management, Inc.
                         and Raymond James & Associates,
                         Inc. relating to Small Cap
                         Stock Fund***

       5(c)(ii)          Subadvisory Agreement between
                         Heritage Asset Management, Inc.
                         and Awad & Associates, a division
                         of Raymond James and Associates,
                         Inc. relating to Small Cap Stock
                         Fund***

       5(d)(i)           Form of Subadvisory Agreement
                         between Heritage Asset Management,
                         Inc. and Eagle Asset Management,
                         Inc. relating to Value Equity
                         Fund****

       5(d)(ii)          Amended Schedule A relating to the
                         addition of the Growth Equity Fund**

       5(e)              Subadvisory Agreement between
                         Eagle Asset Management, Inc.
                         and Martin Currie Inc. relating
                         to Eagle International Equity
                         Portfolio (filed herewith)

       6                 Distribution Agreement***

       7                 Bonus, profit sharing or pension
                         plans -- none

       8                 Form of Custodian Agreement*****

       9(a)              Form of Transfer Agency and
                         Service Agreement*****

       9(b)              Form of Fund Accounting and
                         Pricing Service Agreement ****

       10                Opinion and consent of counsel --
                         none

       11                Accountants' consent -- none

       12                Financial statements omitted from
                         prospectus -- none

       13                Letter of investment intent*****

       14                Prototype retirement plan**

       15(a)             Plan pursuant to Rule 12b-1***

       15(b)             Amended Schedule A relating to
                         the addition of the Class A
                         shares of the Value Equity Fund****

       15(c)             Amended Schedule A relating to
                         the addition of the Eagle Class
                         of shares of Eagle International
                         Equity Portfolio (filed herewith)

       15(d)             Amended Schedule A relating to
                         the addition of Class A shares
                         of the Growth Equity Fund**

       15(e)             Amended Schedule A relating to
                         the addition of the Class A
                         shares of the Eagle International
                         Equity Portfolio**

       15(f)             Amended Schedule A relating to
                         the addition of the Class C
                         shares of each portfolio**

       16                Performance Computation Schedule
                         -- inapplicable

       17                Financial Data Schedule for
                         Electronic Filers -- inapplicable

       18                Plan pursuant to Rule 18f-3**


     * Incorporated by reference from the Registration Statement of the Trust, SEC File No. 33-57986, filed previously on February 5, 1993.

     **   To be filed by subsequent amendment.

     *** Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously on October 1, 1993.

     **** Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement of the Trust filed, SEC File No. 33-57986, previously on November 4, 1994.

     ***** Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously on March 16, 1993.

                                     SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on October 27, 1995.

                                   HERITAGE SERIES TRUST

                                   By: /s/ Stephen G. Hill
                                       ------------------------
                                        Stephen G. Hill
                                        President
     Attest:

     /s/ Donald H. Glassman
     -----------------------------
     Donald H. Glassman, Treasurer

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                           Title                Date
     ---------                          -------             ------

     /s/ Stephen G. Hill                President    October 27,1995
     -----------------------------
     Stephen G. Hill

     Thomas A. James*                   Trustee      October 27, 1995
     -----------------------------
     Thomas A. James


     Richard K. Riess*                  Trustee      October 27, 1995
     -----------------------------
     Richard K. Riess

     C. Andrew Graham*                  Trustee      October 27, 1995
     -----------------------------
     C. Andrew Graham


     David M. Phillips*                 Trustee      October 27, 1995
     -----------------------------
     David M. Phillips

     James L. Pappas*                   Trustee      October 27, 1995

     -----------------------------
     James L. Pappas

     Donald W. Burton*                  Trustee      October 27, 1995
     -----------------------------
     Donald W. Burton


     Eric Stattin                       Trustee      October 27, 1995
     -----------------------------
     Eric Stattin*

     /s/ Donald H. Glassman             Treasurer    October 27, 1995
     -----------------------------
     Donald H. Glassman



     *By /s/ Donald H. Glassman
         ------------------------------------------
          Donald H. Glassman, Attorney-In-Fact